Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.5% ) Value
Angola (2.6%)
Angola Government International
Bond
$ 13,000,000 8.250%,  5/9/2028 $ 12,316,720
6,000,000 8.750%,  4/14/2032
a
5,362,800
2,000,000 9.125%,  11/26/2049 1,648,080
Total 19,327,600
Argentina (2.1%)
Argentina Government International
Bond
1,728,000 0.750%,  7/9/2030
b
931,392
21,200,000 4.125%,  7/9/2035
b
8,848,693
15,700,000 3.500%,  7/9/2041
b
6,205,574
Total 15,985,659
Azerbaijan (0.7%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 5,115,359
Total 5,115,359
Bahrain (2.2%)
Bahrain Government International
Bond
1,000,000 4.250%,  1/25/2028 945,200
1,000,000 5.250%,  1/25/2033 903,200
3,000,000 5.625%,  5/18/2034
a
2,738,727
1,000,000 7.750%,  4/18/2035
a
1,052,506
6,000,000 7.500%,  9/20/2047
a
5,809,956
1,000,000 7.500%,  9/20/2047 966,418
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 3,999,248
Total 16,415,255
Brazil (2.6%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,219,430
3,000,000 2.875%,  6/6/2025 2,928,262
5,000,000 3.875%,  6/12/2030 4,513,436
3,000,000 6.000%,  10/20/2033 2,948,987
4,300,000 5.000%,  1/27/2045 3,372,977
2,000,000 5.625%,  2/21/2047 1,682,307
Total 19,665,399
Canada (0.9%)
Canacol Energy, Ltd.
2,000,000 5.750%,  11/24/2028
a
989,346
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,486,824
Total 6,476,170
Cayman Islands (0.3%)
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,190,010
Total 2,190,010
Chile (3.1%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,072,873
8,500,000 3.500%,  1/25/2050 6,219,027
Principal
Amount Long-Term Fixed Income (96.5%) Value
Chile (3.1%) - continued
$ 1,200,000 3.125%,  1/21/2026 $ 1,160,814
2,600,000 3.240%,  2/6/2028 2,460,295
8,850,000 2.550%,  7/27/2033 7,285,763
2,000,000 3.500%,  1/31/2034
c
1,764,728
1,000,000 4.340%,  3/7/2042 873,423
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,090,842
Total 22,927,765
Colombia (2.7%)
Colombia Government International
Bond
3,375,000 3.875%,  4/25/2027 3,202,589
1,000,000 7.500%,  2/2/2034 1,013,851
1,500,000 7.375%,  9/18/2037 1,477,517
8,500,000 6.125%,  1/18/2041 7,226,472
3,000,000 4.125%,  2/22/2042 1,998,373
1,605,000 5.625%,  2/26/2044 1,246,925
3,000,000 5.000%,  6/15/2045 2,137,731
Ecopetrol SA
1,000,000 8.875%,  1/13/2033 1,044,948
1,000,000 8.375%,  1/19/2036 994,994
Total 20,343,400
Costa Rica (1.1%)
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,066,281
6,900,000 7.000%,  4/4/2044 7,155,980
Total 8,222,261
Dominican Republic (4.4%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,313,000
1,000,000 5.950%,  1/25/2027
a
1,001,808
3,000,000 5.500%,  2/22/2029
a
2,943,128
4,500,000 4.875%,  9/23/2032
a
4,118,349
130,000,000 11.250%,  9/15/2035
a,d
2,295,781
100,000,000 10.750%,  6/1/2036
a,d
1,724,979
2,500,000 7.450%,  4/30/2044
a
2,682,326
3,900,000 6.850%,  1/27/2045 3,935,158
7,300,000 6.500%,  2/15/2048
a
7,072,686
6,000,000 6.400%,  6/5/2049
a,c
5,739,027
Total 32,826,242
Ecuador (1.3%)
Ecuador Government International
Bond
2,500,000 6.900%,  7/31/2030 1,688,174
14,800,000 5.500%,  7/31/2035
b
7,815,061
Total 9,503,235
Egypt (2.6%)
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a
1,021,104
2,000,000 8.750%,  9/30/2051
a
1,535,000
500,000 8.150%,  11/20/2059
a
360,000
3,300,000 7.600%,  3/1/2029 3,069,000
3,500,000 7.053%,  1/15/2032
a
2,870,000
3,000,000 8.500%,  1/31/2047 2,258,850
9,000,000 7.903%,  2/21/2048 6,475,050

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Egypt (2.6%) - continued
Egypt Government Treasury Bills
$ 110,000,000 Zero Coupon,  12/10/2024
e
$ 2,070,611
Total 19,659,615
El Salvador (0.7%)
El Salvador Government
International Bond
2,300,000 8.625%,  2/28/2029 2,099,714
4,500,000 7.625%,  2/1/2041 3,150,442
Total 5,250,156
Gabon (0.5%)
Gabon Government International
Bond
2,662,000 6.950%,  6/16/2025 2,398,781
2,000,000 6.625%,  2/6/2031 1,467,010
Total 3,865,791
Ghana (1.0%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
f
1,000,000
3,000,000 7.750%,  4/7/2029
a,f
1,515,750
2,556,000 8.625%,  4/7/2034
a,f
1,307,381
3,000,000 7.875%,  2/11/2035
a,f
1,530,000
4,000,000 8.875%,  5/7/2042
f
2,032,880
Total 7,386,011
Guatemala (1.8%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
915,542
4,590,000 4.500%,  5/3/2026 4,458,344
2,200,000 4.375%,  6/5/2027 2,109,227
3,000,000 5.375%,  4/24/2032 2,897,859
2,000,000 6.550%,  2/6/2037
a,g
2,006,540
1,000,000 4.650%,  10/7/2041
a
793,107
Total 13,180,619
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 959,500
Total 959,500
Hungary (1.4%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,987,832
2,000,000 2.125%,  9/22/2031 1,612,500
3,000,000 6.250%,  9/22/2032
a
3,138,750
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,517,975
Total 10,257,057
Indonesia (4.5%)
Indonesia Government International
Bond
2,000,000 4.125%,  1/15/2025 1,990,000
6,100,000 4.750%,  1/8/2026
a
6,070,110
3,700,000 4.100%,  4/24/2028 3,604,429
3,400,000 6.625%,  2/17/2037
a
3,827,431
1,000,000 7.750%,  1/17/2038
a
1,237,524
Principal
Amount Long-Term Fixed Income (96.5%) Value
Indonesia (4.5%) - continued
$ 726,000 6.750%,  1/15/2044
a
$ 852,005
4,000,000 5.125%,  1/15/2045
a
3,935,300
1,200,000 5.250%,  1/8/2047
a
1,190,808
1,500,000 4.350%,  1/11/2048 1,308,000
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,594,125
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 776,993
2,000,000 3.375%,  2/5/2030 1,812,888
2,400,000 5.250%,  10/24/2042 2,194,144
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,471,815
1,500,000 4.400%,  6/6/2027
a
1,477,466
Total 33,343,038
Ivory Coast (2.3%)
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033
c
14,200,000
3,000,000 8.250%,  1/30/2037
a
2,901,150
Total 17,101,150
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,052,000 2.160%,  3/31/2034 3,502,312
6,500,000 2.625%,  3/31/2036
a
5,386,155
1,831,560 2.940%,  9/30/2040
a
1,488,239
Total 10,376,706
Jordan (0.9%)
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,480,070
4,500,000 5.850%,  7/7/2030 4,117,500
Total 6,597,570
Kazakhstan (0.8%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,585,000
KazMunayGas National Company
JSC
1,700,000 5.750%,  4/19/2047 1,485,783
Total 6,070,783
Kenya (0.4%)
Kenya Government International
Bond
2,000,000 7.250%,  2/28/2028 1,810,229
1,500,000 8.000%,  5/22/2032 1,296,096
Total 3,106,325
Lebanon (0.2%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
f
675,000
3,000,000 6.600%,  11/27/2026
f
208,500
5,000,000 6.850%,  3/23/2027
f
350,000
Total 1,233,500

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Luxembourg (1.0%)
EIG Pearl Holdings SARL
$ 3,500,000 3.545%,  8/31/2036
a
$ 3,011,260
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,009,000
2,000,000 6.129%,  2/23/2038
a
2,054,158
Total 7,074,418
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,095,659
6,400,000 3.500%,  4/21/2030 5,996,083
Total 9,091,742
Mexico (5.8%)
America Movil SAB de CV
1,000,000 5.375%,  4/4/2032
a
946,805
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
824,680
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,937,591
781,000 4.150%,  3/28/2027 764,929
885,000 3.750%,  1/11/2028 847,764
2,000,000 5.400%,  2/9/2028 2,014,330
1,000,000 3.500%,  2/12/2034 829,574
2,000,000 6.000%,  5/7/2036 1,990,377
4,800,000 6.050%,  1/11/2040 4,722,041
1,000,000 4.600%,  2/10/2048 778,386
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 10,502,563
6,200,000 5.950%,  1/28/2031 5,115,439
1,915,000 6.700%,  2/16/2032 1,632,726
6,600,000 6.625%,  6/15/2035 5,123,464
Total 43,030,669
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,658,192
Total 1,658,192
Montenegro (0.1%)
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,017,300
Total 1,017,300
Morocco (0.6%)
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,090,640
OCP SA
1,500,000 5.125%,  6/23/2051 1,154,463
1,000,000 6.750%,  5/2/2034
a
1,042,191
Total 4,287,294
Mozambique (0.4%)
Mozambique Government
International Bond
3,861,000 9.000%,  9/15/2031 3,289,953
Total 3,289,953
Principal
Amount Long-Term Fixed Income (96.5%) Value
Namibia (0.3%)
Namibia Government International
Bond
$ 2,000,000 5.250%,  10/29/2025 $ 1,970,000
Total 1,970,000
Netherlands (0.4%)
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
960,000
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,349,380
Total 3,309,380
Nigeria (1.6%)
Nigeria Government International
Bond
8,100,000 7.875%,  2/16/2032 7,036,551
1,000,000 7.375%,  9/28/2033
a,c
817,500
5,000,000 7.696%,  2/23/2038 3,890,000
Total 11,744,051
Oman (2.9%)
Oman Government International
Bond
3,000,000 4.875%,  2/1/2025 2,986,997
5,000,000 4.750%,  6/15/2026
a
4,937,215
4,000,000 5.625%,  1/17/2028
a
4,031,620
1,000,000 7.375%,  10/28/2032
a
1,119,085
8,500,000 6.750%,  1/17/2048
a
8,832,775
Total 21,907,692
Pakistan (1.1%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,807,980
4,500,000 6.875%,  12/5/2027 3,854,471
3,000,000 7.375%,  4/8/2031
a
2,381,025
Total 8,043,476
Panama (2.2%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,535,834
Panama Bonos del Tesoro
4,000,000 3.362%,  6/30/2031 3,230,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,311,233
1,000,000 3.750%,  3/16/2025 987,493
5,079,000 6.700%,  1/26/2036 5,063,160
2,000,000 8.000%,  3/1/2038 2,153,271
Total 16,280,991
Paraguay (1.7%)
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,292,572
3,500,000 4.700%,  3/27/2027 3,441,900
2,000,000 5.850%,  8/21/2033
a
2,027,400
1,000,000 6.100%,  8/11/2044 984,465
2,000,000 5.600%,  3/13/2048
c
1,828,355
Total 12,574,692

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Peru (2.8%)
Fondo Mivivienda SA
$ 1,000,000 4.625%,  4/12/2027
a
$ 980,359
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,523,505
1,100,000 8.750%,  11/21/2033 1,350,421
2,000,000 3.000%,  1/15/2034 1,651,251
6,000,000 3.300%,  3/11/2041 4,538,590
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,874,882
Total 20,919,008
Philippines (1.7%)
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,877,174
5,025,000 7.750%,  1/14/2031 5,796,689
1,625,000 6.375%,  10/23/2034 1,801,741
2,420,000 3.950%,  1/20/2040 2,088,412
Total 12,564,016
Poland (0.6%)
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,510,365
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,973,360
Total 4,483,725
Qatar (2.6%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,260,960
3,000,000 3.250%,  6/2/2026
a
2,919,870
1,000,000 3.750%,  4/16/2030
a
961,900
1,000,000 5.750%,  1/20/2042
a
1,076,700
8,000,000 4.817%,  3/14/2049
a
7,586,736
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,270,700
Total 19,076,866
Romania (2.8%)
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,883,120
2,000,000 3.000%,  2/27/2027 1,877,000
6,000,000 5.250%,  11/25/2027
a
5,949,294
1,000,000 6.625%,  2/17/2028
a
1,032,920
4,000,000 3.000%,  2/14/2031 3,397,600
2,000,000 3.625%,  3/27/2032
a
1,727,580
2,000,000 7.125%,  1/17/2033
a
2,142,000
1,500,000 6.375%,  1/30/2034
a
1,529,850
Total 20,539,364
Saudi Arabia (3.9%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,586,458
6,300,000 3.250%,  10/26/2026
a
6,094,796
4,000,000 3.625%,  3/4/2028
a
3,846,964
2,300,000 4.375%,  4/16/2029
a
2,259,235
5,000,000 2.250%,  2/2/2033
a
4,041,205
1,500,000 4.500%,  10/26/2046 1,269,960
Principal
Amount Long-Term Fixed Income (96.5%) Value
Saudi Arabia (3.9%) - continued
Saudi Arabian Oil Company
$ 4,500,000 2.250%,  11/24/2030
a
$ 3,834,558
Total 28,933,176
Senegal (0.2%)
Senegal Government International
Bond
700,000 6.250%,  5/23/2033 594,226
1,000,000 6.750%,  3/13/2048 727,025
Total 1,321,251
Serbia (1.0%)
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,043,440
3,500,000 6.500%,  9/26/2033
a
3,616,508
2,000,000 6.000%,  6/12/2034
a
1,992,400
Total 7,652,348
South Africa (2.4%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 999,300
6,000,000 6.350%,  8/10/2028
a
5,917,500
2,000,000 8.450%,  8/10/2028 2,052,412
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 3,068,118
2,000,000 5.375%,  7/24/2044 1,546,450
5,100,000 5.650%,  9/27/2047 3,939,750
Total 17,523,530
Sri Lanka (1.0%)
Sri Lanka Government International
Bond
6,000,000 6.825%,  7/18/2026
f
3,358,252
4,000,000 6.200%,  5/11/2027
f
2,217,617
1,000,000 6.750%,  4/18/2028
f
564,998
2,000,000 7.550%,  3/28/2030
f
1,113,223
Total 7,254,090
Trinidad and Tobago (0.4%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,800,000 8.875%,  10/18/2029
a
2,793,308
Total 2,793,308
Turkey (3.4%)
Turkiye Government International
Bond
4,000,000 6.375%,  10/14/2025 4,007,200
5,600,000 6.125%,  10/24/2028 5,537,000
3,800,000 6.500%,  9/20/2033 3,641,023
2,639,000 6.875%,  3/17/2036 2,541,666
4,435,000 6.750%,  5/30/2040 4,104,681
2,000,000 6.000%,  1/14/2041 1,695,000
1,000,000 4.875%,  4/16/2043 716,285
1,800,000 5.750%,  5/11/2047 1,397,250
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,558,125
Total 25,198,230

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.5%) Value
Ukraine (0.7%)
State Agency of Roads of Ukraine
$ 3,000,000 6.250%,  6/24/2030
a,f
$ 960,720
Ukraine Government International
Bond
3,000,000 7.750%,  9/1/2028
f
957,750
1,900,000 9.750%,  11/1/2030
f
636,500
2,000,000 6.876%,  5/21/2031
f
610,000
7,500,000 7.375%,  9/25/2034
f
2,289,750
Total 5,454,720
United Arab Emirates (2.9%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,003,865
3,000,000 3.000%,  9/15/2051
a,c
2,036,151
3,000,000 3.125%,  5/3/2026
a
2,918,700
8,500,000 2.500%,  9/30/2029
a
7,738,306
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,961,524
United Arab Emirates Government
International Bond
3,000,000 4.050%,  7/7/2032
a
2,886,012
Total 21,544,558
United Kingdom (0.2%)
NAK Naftogaz Ukraine via Kondor
Finance plc
2,000,000 7.625%,  11/8/2028
a
1,613,612
Total 1,613,612
Uruguay (2.1%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,787,683
2,000,000 5.100%,  6/18/2050 1,919,294
10,840,312 4.375%,  1/23/2031 10,653,352
Total 15,360,329
Uzbekistan (0.8%)
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,030,905
1,000,000 3.700%,  11/25/2030 830,000
3,000,000 3.900%,  10/19/2031
a
2,462,025
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,697,600
Total 6,020,530
Venezuela (0.5%)
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
f
810,000
7,500,000 6.000%,  11/15/2026
f
843,750
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
f
664,763
5,000,000 9.000%,  5/7/2023
f
760,961
2,500,000 11.750%,  10/21/2026
f
449,459
Total 3,528,933
Principal
Amount Long-Term Fixed Income (96.5%) Value
Vietnam (0.7%)
Vietnam Government International
Bond
$ 5,400,000 4.800%,  11/19/2024 $ 5,385,528
Total 5,385,528
Virgin Islands, British (3.4%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027
c
4,880,675
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,476,497
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,117,406
3,000,000 3.500%,  5/4/2027 2,925,270
Total 25,399,848
Zambia (0.3%)
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 701,111
1,482,503 5.750%,  6/30/2033
b
1,297,190
Total 1,998,301
Total Long-Term Fixed Income
(cost $806,957,060) 717,231,297
Shares
Collateral Held for Securities
Loaned ( 1.1% )
8,135,070 Thrivent Cash Management Trust 8,135,070
Total Collateral Held for
Securities Loaned
(cost $8,135,070) 8,135,070
Shares Short-Term Investments ( 2.2% )
Thrivent Core Short-Term Reserve
Fund
1,636,920 5.600% 16,369,200
Total Short-Term Investments
(cost $16,369,200) 16,369,200
Total Investments (cost
$831,461,330) 99.8% $741,735,567
Other Assets and Liabilities,
Net 0.2% 1,187,688
Total Net Assets 100.0% $742,923,255
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $251,792,823 or 33.9%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 31, 2024.
c All or a portion of the security is on loan.
d Principal amount is displayed in Dominican Republic Pesos.
e Principal amount is displayed in Egyptian Pounds.
f Defaulted security.  Interest is not being accrued.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,734,048
Total lending $7,734,048
Gross amount payable upon return of
collateral for securities loaned $8,135,070
Net amounts due to counterparty $401,022
Definitions:
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 3,740,113 – 3,740,113 –
Energy 69,801,887 – 69,801,887 –
Financials 1,510,365 – 1,510,365 –
Foreign Government 625,929,861 – 625,929,861 –
Transportation 1,535,834 – 1,535,834 –
Utilities 14,713,237 – 14,713,237 –
Subtotal Investments in Securities $717,231,297 $– $717,231,297 $–
Other Investments  * Total
Affiliated Short-Term Investments 16,369,200
Collateral Held for Securities Loaned 8,135,070
Subtotal Other Investments $24,504,270
Total Investments at Value $741,735,567
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $11,288 $112,797 $107,716 $16,369 1,637 2.2%
Total Affiliated Short-Term Investments 11,288 16,369 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,593 84,605 100,063 8,135 8,135 1.1
Total Collateral Held for Securities Loaned 23,593 8,135 1.1
Total Value $34,881 $24,504
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $ – $603
Total Income/Non Cash Income from Affiliated
Investments $603
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 90
Total Affiliated Income from Securities Loaned, Net $90
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Belgium (<0.1%)
3,303 Titan Cement International SA $ 117,570
Total 117,570
Brazil (4.8%)
46,200 B3 SA - Brasil Bolsa Balcao 88,379
40,902 Banco Bradesco SA ADR 90,802
475,600 Banco do Brasil SA 2,229,947
60,400 BRF SA
a
225,640
241,790 Centrais Eletricas Brasileiras SA
ADR
b
1,694,948
62,545 Companhia Energetica de Minas
Gerais ADR 118,836
6,622 Companhia Paranaense de Energia
- COPEL ADR 41,917
163,400 CPFL Energia SA 937,734
140,500 Cury Construtora e Incorporadora
SA 553,192
127,899 Gerdau SA ADR 414,393
25,100 Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 94,078
403,100 Iochpe-Maxion SA 896,546
558,320 Itau Unibanco Holding SA ADR 3,361,086
42,995 Itausa SA 76,927
94,719 Jalles Machado SA 116,888
185,600 JBS SA
a
1,106,483
150,800 Klabin SA 586,014
606,100 Petroleo Brasileiro SA 3,992,696
117,938 Petroleo Brasileiro SA ADR 1,682,975
274,700 Telefonica Brasil SA 2,353,052
593,900 TIM SA/Brazil 1,823,863
368,384 Vale SA ADR 3,996,966
Total 26,483,362
Cayman Islands (12.9%)
190,000 AAC Technologies Holdings, Inc. 695,494
907,704 Alibaba Group Holding, Ltd. 8,932,011
1,260,000 China Feihe, Ltd.
c
570,643
192,000 China Medical System Holdings,
Ltd. 159,230
1,483,000 China Mengniu Dairy Company,
Ltd. 2,481,494
1,049,500 China Resources Land, Ltd. 3,137,052
666,000 Consun Pharmaceutical Group,
Ltd. 476,890
1,590,000 Geely Automobile Holdings, Ltd.
d
1,615,531
206,500 Greentown China Holdings, Ltd. 156,273
50,048 JD.com, Inc. 659,913
83,820 JOYY, Inc. ADR 2,790,368
129,500 Kingboard Holdings, Ltd. 264,129
115,000 Longfor Group Holdings, Ltd.
c
149,397
259,620 Meituan
a,c
3,594,873
91,500 NetDragon Websoft Holdings, Ltd. 128,416
5,961 NetEase, Inc. ADR 549,068
53,982 PDD Holdings, Inc. ADR
a
6,957,740
518,000 Seazen Group, Ltd.
a
92,732
4,912,000 Shui On Land, Ltd. 414,947
1,592,000 Sino Biopharmaceutical, Ltd. 570,890
344,100 Sunny Optical Technology (Group)
Company, Ltd. 1,929,750
532,200 Tencent Holdings, Ltd. 24,559,143
13,733 Tencent Music Entertainment Group
ADR 194,734
75,017 Trip.com Group, Ltd. ADR
a
3,190,473
2,509,600 Xiaomi Corporation
a,c
5,390,198
Shares Common Stock (97.4%) Value
Cayman Islands (12.9%) - continued
680,000 Zhongsheng Group Holdings, Ltd. $ 1,060,974
Total 70,722,363
Chile (0.7%)
5,101 Banco de Chile ADR 122,016
17,598 Banco de Credito e Inversiones SA 514,595
245,661 Cencosud SA 454,090
3,617,644 Colbun SA 470,510
75,670 Embotelladora Andina SA 241,822
103,864 Empresas CMPC SA 180,408
92,350,601 Latam Airlines Group SA 1,143,260
251,806 S.A.C.I. Falabella
a
834,118
Total 3,960,819
China (10.0%)
9,732,700 Agricultural Bank of China, Ltd. 6,178,358
2,758,000 Aluminum Corporation of China,
Ltd., Class H 1,543,886
1,673,600 Bank of China, Ltd., Class A 1,079,208
5,988,100 Bank of Communications Company,
Ltd., Class A 6,097,349
202,000 Bank of Communications Company,
Ltd., Class H 146,771
248,313 Baoshan Iron & Steel Company,
Ltd. 233,586
9,051,100 BOE Technology Group Company,
Ltd. 4,941,969
4,146,000 CGN Power Company, Ltd.
c
1,693,099
421,300 China Construction Bank
Corporation, Class A 433,894
454,000 China Construction Bank
Corporation, Class H 317,022
8,768,000 China Tower Corporation, Ltd.
c
1,075,821
744,100 China United Network
Communications, Ltd. 484,197
234,000 CMOC Group, Ltd. 186,629
2,125,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 3,034,740
3,920,000 CRRC Corporation, Ltd. 2,428,999
346,800 Foxconn Industrial Internet
Company, Ltd. 1,165,064
101,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
530,572
1,807,500 Great Wall Motor Company, Ltd.,
Class H 2,467,923
763,100 Gree Electric Appliances, Inc. of
Zhuhai 4,226,262
226,400 Guotai Junan Securities Company,
Ltd. 450,371
402,600 Haier Smart Home Company, Ltd.,
Class H 1,316,267
364,500 HLA Group Corporation, Ltd. 330,963
1,835,200 Huaxia Bank Company, Ltd. 1,594,482
735,100 Inner Mongolia Yili Industrial Group
Company, Ltd. 2,553,618
1,054,000 Jiangxi Copper Company, Ltd.,
Class H 1,852,868
336,000 Lenovo Group, Ltd. 435,191
351,600 Livzon Pharmaceutical Group, Inc. 1,788,334
2,743,000 People's Insurance Company
(Group) of China, Ltd. 922,917
685,100 Poly Developments and Holdings
Group Company, Ltd. 835,833
38,000 Shengyi Technology Company, Ltd. 102,817

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
China (10.0%) - continued
883,200 Shenwan Hongyuan Group
Company, Ltd. $ 559,991
73,600 Shenzhou International Group
Holdings, Ltd. 623,060
562,000 Tong Ren Tang Technologies
Company, Ltd. 360,057
540,000 WuXi AppTec Company, Ltd., Class
H
c
2,208,983
321,600 ZTE Corporation 720,409
Total 54,921,510
Colombia (0.3%)
8,687 Bancolombia SA 80,501
47,194 Bancolombia SA ADR 1,572,504
Total 1,653,005
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,e
0
Total 0
Czech Republic (<0.1%)
285 Philip Morris CR 186,375
Total 186,375
Egypt (0.1%)
142,517 Commercial International Bank
Egypt SAE GDR 234,868
Total 234,868
Greece (0.2%)
23,386 Hellenic Telecommunications
Organization SA 384,227
74,927 HELLENiQ ENERGY Holdings SA 600,131
18,546 OPAP SA 323,351
Total 1,307,709
Hong Kong (1.1%)
110,500 BYD Electronic International
Company, Ltd. 430,052
1,370,500 China Overseas Land &
Investment, Ltd. 2,215,600
2,343,440 CSPC Pharmaceutical Group, Ltd. 1,743,158
1,123,000 Weichai Power Company, Ltd.,
Class H 1,797,303
96,000 Yuexiu Property Company, Ltd. 61,356
Total 6,247,469
Hungary (0.7%)
214,332 MOL Hungarian Oil & Gas plc 1,670,612
39,536 OTP Bank Nyrt 2,026,677
8,650 Richter Gedeon Nyrt 246,598
Total 3,943,887
India (22.0%)
4,506 ABB India, Ltd. 425,843
7,542 Apar Industries, Ltd. 832,329
21,180 Avenue Supermarts, Ltd.
a,c
1,249,664
349,319 Axis Bank, Ltd. 4,879,743
59,850 Bajaj Auto, Ltd. 6,914,786
356,717 Bank of Baroda 1,082,855
131,059 Bharat Petroleum Corporation, Ltd. 549,724
1,960 Bosch, Ltd. 819,732
14,006 Brigade Enterprises, Ltd. 211,060
Shares Common Stock (97.4%) Value
India (22.0%) - continued
108,771 Chambal Fertilisers and Chemicals,
Ltd. $ 674,922
8,602 Chennai Petroleum Corporation,
Ltd. 102,712
286,402 Cipla, Ltd.
a
5,292,132
706,633 Coal India, Ltd. 4,419,914
6,116 CRISIL, Ltd. 320,517
28,125 Cummins India, Ltd. 1,296,772
18,608 Dixon Technologies India, Ltd. 2,698,921
87,857 HCL Technologies, Ltd. 1,728,756
125,723 HDFC Asset Management
Company, Ltd.
c
6,186,832
105,844 Hero MotoCorp, Ltd. 6,953,707
479,141 Hindalco Industries, Ltd. 3,843,440
29,424 Hindustan Aeronautics, Ltd. 1,734,021
321,687 ICICI Bank, Ltd. ADR 9,364,309
18,936 Info Edge India, Ltd. 1,592,395
103,113 Infosys, Ltd. ADR
b
2,281,891
195,489 Jindal Saw, Ltd. 1,517,519
73,358 JK Tyre & Industries, Ltd. 391,056
5,890 KEI Industries, Ltd. 305,556
56,501 Kotak Mahindra Bank, Ltd. 1,224,035
73,070 KPIT Technologies, Ltd. 1,612,827
26,241 Mahindra & Mahindra, Ltd. 913,462
15,727 Maruti Suzuki India, Ltd. 2,467,622
72,043 NCC, Ltd./India 309,432
11,397 Netweb Technologies India, Ltd.
a
315,986
54,521 Nippon Life India Asset
Management, Ltd.
c
420,933
1,602,850 Oil & Natural Gas Corporation, Ltd. 6,403,352
22,166 PB Fintech, Ltd.
a
385,615
38,650 Persistent Systems, Ltd. 2,236,396
3,537 Phoenix Mills, Ltd. 152,215
30,515 Pidilite Industries, Ltd. 1,162,010
181,765 Power Finance Corporation, Ltd. 1,213,306
270,983 REC, Ltd. 2,093,260
99,843 Reliance Industries, Ltd. 3,599,583
734,671 State Bank of India 7,680,787
173,577 Tata Consultancy Services, Ltd. 9,114,650
201,070 Tata Motors, Ltd. 2,784,726
14,429 Tata Motors, Ltd., Class A 137,133
17,773 Tech Mahindra, Ltd. 331,062
59,960 Trent, Ltd. 4,190,514
20,381 UltraTech Cement, Ltd. 2,897,826
49,755 United Spirits, Ltd. 841,625
53,927 Welspun Living, Ltd. 118,518
Total 120,277,983
Indonesia (1.5%)
13,045,100 Bank Central Asia Tbk PT 8,243,444
Total 8,243,444
Kuwait (0.4%)
93,035 HumanSoft Holding Company
KSCC 802,577
209,221 Kuwait Finance House KSCP 504,564
253,044 Mobile Telecommunications
Company KSCP 377,734
204,497 National Bank of Kuwait KSC 606,349
136,360 National Industries Group Holding 100,452
Total 2,391,676
Malaysia (0.9%)
320,900 Hong Leong Bank Bhd 1,347,360
31,400 Petronas Dagangan Bhd 121,240

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Malaysia (0.9%) - continued
323,400 QL Resources Bhd $ 470,618
383,868 Sports Toto Bhd 138,003
92,600 Ta Ann Holdings Bhd 80,855
3,301,500 YTL Corporation Bhd 2,455,520
Total 4,613,596
Mexico (1.3%)
10,649 America Movil SAB de CV ADR 178,051
141,324 Cemex SAB de CV ADR 907,300
28,487 Coca-Cola FEMSA SAB de CV ADR 2,576,079
4,078 Fomento Economico Mexicano SAB
de CV ADR 449,600
101,200 Grupo Financiero Banorte SAB de
CV ADR 759,964
209,000 Grupo Mexico SAB de CV 1,175,408
265,100 Megacable Holdings SAB de CV 620,099
67,800 Wal-Mart de Mexico SAB de CV 225,624
Total 6,892,125
Netherlands (<0.1%)
27,784 NEPI Rockcastle NV 210,098
Total 210,098
Philippines (0.1%)
152,140 Bank of the Philippine Islands 316,136
Total 316,136
Poland (1.9%)
78,724 Asseco Poland SA 1,668,571
15,287 Bank Polska Kasa Opieki SA 619,294
6,078 Budimex SA 978,139
20,859 KGHM Polska Miedz SA 717,071
63,554 Orlen SA 1,036,316
158,924 Powszechna Kasa Oszczednosci
Bank Polski SA 2,361,839
226,881 Powszechny Zaklad Ubezpieczen
SA 2,778,412
Total 10,159,642
Qatar (0.3%)
806,335 Commercial Bank PSQC 925,480
69,334 Gulf Warehousing Company 62,193
549,450 Masraf Al Rayan QSC 351,500
52,758 Qatar National Bank QPSC 221,276
Total 1,560,449
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,e
65
56,865 GMK Norilskiy Nickel PAO ADR
a,e
6
23,359 LUKOIL PJSC
e,f
0
23,091 Mechel PJSC ADR
a,b,e
2
1,696 Novatek PJSC GDR
a,e
0
2,615 Polyus PJSC
a,e
0
1,260,120 Sberbank of Russia PJSC
e,f
2
67,230 Sovcomflot OAO
e,f
0
2,930,700 Surgutneftegas PJSC
e,f
3
257,974 Surgutneftegas PJSC ADR
a,e
26
Total 104
Saudi Arabia (3.0%)
209,468 Al Rajhi Bank 4,776,038
2,167 Al Rajhi Company for Co-operative
Insurance
a
126,106
548,243 Arab National Bank 3,135,806
Shares Common Stock (97.4%) Value
Saudi Arabia (3.0%) - continued
27,740 Dr. Sulaiman Al Habib Medical
Services Group Company $ 2,129,353
13,164 Eastern Province Cement Company 113,855
7,025 Jarir Marketing Company 24,319
68,960 Maharah Human Resources
Company 131,011
4,851 Mouwasat Medical Services
Company 156,088
3,759 SAL Saudi Logistics Services 315,006
88,506 Saudi Arabian Oil Company
c
651,123
7,977 Saudi Aramco Base Oil Company 276,612
21,385 Saudi Basic Industries Corporation 449,142
274,917 Saudi National Bank 2,777,862
145,268 Saudi Telecom Company 1,492,183
Total 16,554,504
South Africa (2.1%)
12,044 Absa Group, Ltd. 105,676
229,764 AECI, Ltd. 1,335,977
70,833 Aspen Pharmacare Holdings, Ltd. 979,547
21,255 Barloworld, Ltd. 108,478
30,182 Coronation Fund Managers, Ltd. 61,963
227,790 DataTec, Ltd. 446,926
25,229 Exxaro Resources, Ltd. 270,306
149,198 FirstRand, Ltd. 670,409
20,509 Gold Fields, Ltd. ADR 351,934
83,159 Harmony Gold Mining Company,
Ltd. ADR 808,305
51,713 Kumba Iron Ore, Ltd.
b
1,128,075
79,735 Mr Price Group, Ltd. 946,969
9,279 Naspers, Ltd. 1,794,514
60,031 Sasol, Ltd. 486,777
174,179 Standard Bank Group 2,122,913
34,479 Super Group, Ltd. 57,629
Total 11,676,398
South Korea (8.5%)
7,963 Caregen Company, Ltd. 131,709
1,650 Celltrion, Inc. 247,000
6,685 CJ Corporation 648,776
22,819 Green Cross Holdings Corporation 253,765
76,298 GS Holdings Corporation 2,731,410
4,343 Hanmi Pharm Company, Ltd. 917,790
60,820 Hanon Systems 197,827
18,079 HD Hyundai Company, Ltd. 1,107,907
9,044 Hyundai Motor Company 1,648,269
74,202 KT Corporation 2,160,867
42,253 KT&G Corporation 2,880,465
1,161 LG Chem, Ltd. 261,091
24,980 LG Uplus Corporation 182,705
7,471 Lotte Shopping Company, Ltd. 337,522
11,430 NAVER Corporation 1,457,811
2,557 Samsung Biologics Company,
Ltd.
a,c
1,754,333
23,193 Samsung C&T Corporation 2,641,728
304,565 Samsung Electronics Company,
Ltd. 18,780,170
39,668 SD Biosensor, Inc.
a
278,592
20,055 SK Hynix, Inc. 2,876,359
6,647 SK, Inc. 729,037
59,322 Yuhan Corporation 4,087,283
Total 46,312,416

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Taiwan (20.8%)
78,532 ASE Technology Holding Company,
Ltd. ADR
b
$ 786,891
1,591,000 Asia Cement Corporation 2,009,997
52,000 Asustek Computer, Inc. 729,231
191,000 Cathay Financial Holding
Company, Ltd. 365,731
453,000 Chang Hwa Commercial Bank, Ltd. 259,086
1,472,000 Cheng Shin Rubber Industry
Company, Ltd. 2,168,926
60,000 Chicony Electronics Company, Ltd. 285,927
25,000 Chicony Power Technology
Company, Ltd. 102,028
67,000 China Steel Chemical Corporation 205,364
557,000 Chipbond Technology Corporation 1,083,466
13,633 Chunghwa Telecom Company, Ltd.
ADR 506,466
1,158,000 Compal Electronics, Inc. 1,122,006
174,000 Delta Electronics, Inc. 2,234,826
83,000 Dynapack International Technology
Corporation 279,836
403,000 Far Eastern New Century
Corporation 419,233
264,000 Far EasTone Telecommunications
Company, Ltd. 695,457
484,000 Feng Hsin Steel Company, Ltd. 1,171,393
16,000 Fusheng Precision Company, Ltd. 139,817
843,000 Hon Hai Precision Industry
Company, Ltd. 5,171,738
917,000 Inventec Corporation 1,356,026
507,000 Lite-On Technology Corporation 1,550,563
189,000 MediaTek, Inc. 7,198,091
1,292,000 Nan Ya Plastics Corporation 1,976,978
1,573,000 Pegatron Corporation 4,859,191
1,111,000 Pou Chen Corporation 1,226,350
41,000 Powertech Technology, Inc. 206,165
46,000 President Chain Store Corporation 389,631
211,000 Quanta Computer, Inc. 1,797,668
71,000 Realtek Semiconductor Corporation 1,120,023
81,000 Sigurd Microelectronics
Corporation 191,544
128,000 Sino-American Silicon Products,
Inc. 754,071
1,081,000 Synnex Technology International
Corporation 2,348,284
112,000 Systex Corporation 418,939
2,447,674 Taichung Commercial Bank
Company, Ltd. 1,330,530
88,000 Taiwan Fertilizer Company, Ltd. 173,175
707,000 Taiwan Mobile Company, Ltd. 2,274,421
30,000 Taiwan Secom Company, Ltd. 121,377
1,823,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 53,179,307
264,164 Topco Scientific Company, Ltd. 2,172,792
44,000 Transcend Information, Inc. 133,564
1,502,000 Uni-President Enterprises
Corporation 3,859,999
139,000 USI Corporation 67,107
156,000 Wah Lee Industrial Corporation 654,214
289,000 WPG Holdings, Ltd. 761,557
4,137,879 Yuanta Financial Holding Company,
Ltd. 4,151,448
Total 114,010,434
Thailand (0.3%)
597,600 Central Pattana pcl NVDR 927,760
Shares Common Stock (97.4%) Value
Thailand (0.3%) - continued
151,800 Kasikornbank pcl NVDR $ 560,731
Total 1,488,491
Turkey (1.1%)
55,693 Ford Otomotiv Sanayi AS 1,671,576
298,682 Haci Omer Sabanci Holding AS 896,017
29,668 KOC Holding AS 192,694
361,497 Tekfen Holding AS
a
630,370
305,577 Turk Hava Yollari Anonim Ortakligi
a
2,668,906
Total 6,059,563
United Arab Emirates (2.1%)
46,703 Abu Dhabi Commercial Bank PJSC 113,157
951,907 Abu Dhabi National Oil Company
for Distribution PJSC 924,849
1,282,023 Deyaar Development PJSC 248,171
1,948,578 Dubai Islamic Bank PJSC 3,103,549
1,649,390 Emaar Properties PJSC 3,875,423
645,964 Emirates NBD Bank PJSC 3,359,129
Total 11,624,278
United Kingdom (0.3%)
52,667 AngloGold Ashanti plc 1,516,574
Total 1,516,574
Virgin Islands, British (<0.1%)
17,004 VK IPJSC GDR
a,e
0
Total 0
Total Common Stock
(cost $477,980,455) 533,686,848
Shares Preferred Stock ( 1.4% )
Brazil (0.1%)
586,600 Companhia de Saneamento do
Parana 574,554
Total 574,554
Russian Federation (<0.1%)
65,200 Transneft PJSC
e,f
0
Total 0
South Korea (1.3%)
9,639 Hyundai Motor Company, 2nd
Preferred 1,171,505
17,493 Hyundai Motor Company, Preferred 2,117,382
77,995 Samsung Electronics Company,
Ltd. 3,713,096
Total 7,001,983
Total Preferred Stock
(cost $8,300,896) 7,576,537
Shares
Collateral Held for Securities
Loaned ( 0.5% )
2,970,225 Thrivent Cash Management Trust 2,970,225
Total Collateral Held for
Securities Loaned
(cost $2,970,225) 2,970,225

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.245%,  9/13/2024
g,h
$ 99,359
800,000 5.225%,  9/17/2024
g,h
794,405
Thrivent Core Short-Term Reserve
Fund
383,034 5.600% 3,830,342
Total Short-Term Investments
(cost $4,724,258) 4,724,106
Total Investments (cost
$493,975,834) 100.2% $548,957,716
Other Assets and Liabilities,
Net (0.2%) (867,244)
Total Net Assets 100.0% $548,090,472
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $25,476,471 or 4.6% of
total net assets.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Non-income producing security.
d Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f All or a portion of the security is on loan.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 2,936,728
Total lending $2,936,728
Gross amount payable upon return of
collateral for securities loaned $2,970,225
Net amounts due to counterparty $33,497
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 45,881,078 4,218,687 41,662,391 0
Consumer Discretionary 78,583,093 10,148,213 68,434,880 –
Consumer Staples^ 20,961,213 3,025,679 17,935,534 0
Energy^ 26,208,685 1,682,975 24,525,616 94
Financials 109,982,628 14,510,717 95,471,909 2
Health Care 23,781,732 – 23,781,732 –
Industrials 25,889,093 – 25,889,093 –
Information Technology 147,958,665 3,068,782 144,889,883 –
Materials^ 34,340,180 6,478,898 27,861,274 8
Real Estate 12,687,917 – 12,687,917 –
Utilities 7,412,564 1,855,701 5,556,863 –
Preferred Stock
Consumer Discretionary 3,288,887 – 3,288,887 –
Energy^ 0 – – 0
Information Technology 3,713,096 – 3,713,096 –
Utilities 574,554 – 574,554 –
Short-Term Investments 893,764 – 893,764 –
Subtotal Investments in Securities $542,157,149 $44,989,652 $497,167,393 $104
Other Investments  * Total
Affiliated Short-Term Investments 3,830,342
Collateral Held for Securities Loaned 2,970,225
Subtotal Other Investments $6,800,567
Total Investments at Value $548,957,716
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 182,334 182,334 – –
Total Asset Derivatives $182,334 $182,334 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling
$893,764 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 489 September 2024 $ 26,627,091 $ 182,334
Total Futures Long Contracts $ 26,627,091 $ 182,334
Total Futures Contracts $ 26,627,091 $182,334

Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $4,761 $92,256 $93,187 $3,830 383 0.7%
Total Affiliated Short-Term Investments 4,761 3,830 0.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4 13,989 11,023 2,970 2,970 0.5
Total Collateral Held for Securities Loaned 4 2,970 0.5
Total Value $4,765 $6,800
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $ – $201
Total Income/Non Cash Income from Affiliated
Investments $201
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Australia (6.6%)
189,590 APA Group $ 982,674
47,806 Aristocrat Leisure, Ltd. 1,702,567
96,580 Aurizon Holdings, Ltd. 235,488
110,943 Australia and New Zealand
Banking Group, Ltd. 2,110,694
193,003 BHP Group, Ltd. 5,360,644
57,511 BlueScope Steel, Ltd. 835,126
72,547 Brambles, Ltd. 739,593
1,144 CAR Group, Ltd. 26,164
2,504 Cochlear, Ltd. 565,793
54,492 Coles Group, Ltd. 645,821
51,498 Commonwealth Bank of Australia 4,640,490
20,795 Computershare, Ltd. 375,059
20,187 CSL, Ltd. 4,097,215
41,357 Deterra Royalties, Ltd. 108,127
22,210 Fortescue, Ltd. 276,355
4,978 Goodman Group 114,923
245,727 Insurance Australia Group, Ltd. 1,188,803
21,832 JB Hi-Fi, Ltd. 996,819
303,018 Lottery Corporation, Ltd. 987,403
2,933 Macquarie Group, Ltd. 403,656
110,382 National Australia Bank, Ltd. 2,787,880
69,027 Northern Star Resources, Ltd. 640,648
9,660 Orica, Ltd. 113,668
101,580 Origin Energy, Ltd. 696,988
76,948 Perseus Mining, Ltd. 128,210
6,461 Premier Investments, Ltd. 140,480
3,692 Pro Medicus, Ltd. 348,337
52,132 QBE Insurance Group, Ltd. 615,264
7,608 Rio Tinto, Ltd. 584,614
29,717 Santos, Ltd. 154,912
20,465 Technology One, Ltd. 276,451
181,552 Telstra Corporation, Ltd. 469,178
54,356 Wesfarmers, Ltd. 2,623,341
125,529 Westpac Banking Corporation 2,453,187
3,834 Woodside Energy Group, Ltd. 69,529
13,789 Woolworths, Ltd. 311,123
Total 38,807,224
Belgium (0.2%)
2,057 Anheuser-Busch InBev NV 122,133
14,642 Groupe Bruxelles Lambert SA 1,092,720
Total 1,214,853
Bermuda (0.2%)
34,800 Jardine Matheson Holdings, Ltd. 1,225,968
Total 1,225,968
Canada (10.5%)
20,727 Agnico Eagle Mines, Ltd. 1,599,281
149,821 Alimentation Couche-Tard, Inc. 9,235,697
20,200 ATCO, Ltd. 626,637
18,497 Bank of Montreal 1,560,117
47,462 Bank of Nova Scotia 2,216,257
29,064 Barrick Gold Corporation 538,483
21,591 Canadian Imperial Bank of
Commerce 1,116,574
71,640 Canadian National Railway
Company 8,293,355
99,908 Canadian Natural Resources, Ltd. 3,547,235
2,825 Canadian Pacific Kansas City, Ltd. 236,902
56,830 Canadian Utilities, Ltd. 1,330,760
11,681 Cenovus Energy, Inc. 235,371
2,822 Cogeco Communications, Inc. 129,383
1,180 Constellation Software, Inc./Canada 3,723,190
Shares Common Stock (99.0%) Value
Canada (10.5%) - continued
2,652 Franco-Nevada Corporation $ 342,002
37,938 Hydro One, Ltd. 1,188,989
12,648 Laurentian Bank of Canada 244,963
11,117 Loblaw Companies, Ltd. 1,370,854
108,267 Manulife Financial Corporation 2,884,192
24,458 Metro, Inc./CN 1,456,514
5,379 National Bank of Canada 449,909
39,162 Royal Bank of Canada 4,376,137
11,015 Russel Metals, Inc. 320,242
186,757 Suncor Energy, Inc. 7,458,647
5,567 Teck Resources, Ltd. 272,839
9,075 Thomson Reuters Corporation 1,470,707
14,435 Toromont Industries, Ltd. 1,342,450
61,457 Toronto-Dominion Bank 3,629,152
37,544 TransAlta Corporation 282,807
7,127 Wheaton Precious Metals
Corporation 425,910
Total 61,905,556
Denmark (2.7%)
13,388 Carlsberg AS 1,616,694
92,325 Novo Nordisk AS 12,232,407
13,763 Pandora AS 2,157,396
Total 16,006,497
Finland (0.4%)
163,855 Fortum Oyj 2,519,600
Total 2,519,600
France (7.6%)
18,848 Air Liquide SA 3,438,982
64,759 BNP Paribas SA 4,436,887
63,776 Compagnie de Saint-Gobain SA 5,471,078
85,719 Compagnie Generale des
Etablissements Michelin SCA 3,393,522
39,460 Danone SA 2,563,526
52,390 Dassault Systemes SE 1,986,042
31,242 Eiffage SA 3,109,261
46,953 Engie SA 738,110
9,356 Ipsos SA 577,427
61,681 Legrand SA 6,667,422
3,572 LVMH Moet Hennessy Louis Vuitton
SE 2,519,557
23,399 Schneider Electric SE 5,639,990
75,872 Societe Generale SA 1,967,893
10,612 TotalEnergies SE 715,954
13,177 Vinci SA 1,503,734
1,256 Wendel SA 120,339
Total 44,849,724
Germany (5.1%)
37,476 Allianz SE 10,555,703
18,707 Bayerische Motoren Werke AG 1,735,060
26,991 Deutsche Boerse AG 5,526,913
9,626 Heidelberg Materials AG 1,002,830
3,800 Merck KGaA 678,956
1,739 Muenchener Rueckversicherungs-
Gesellschaft AG 856,502
2,487 Porsche Automobil Holding SE 111,168
28,612 SAP SE 6,049,164
9,391 Scout24 SE
a
742,430
13,381 Siemens AG 2,450,025
18,927 Vonovia SE 580,306
Total 30,289,057

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Hong Kong (1.3%)
123,000 CK Hutchison Holdings, Ltd. $ 642,566
99,000 CLP Holdings, Ltd. 849,680
103,000 Henderson Land Development
Company, Ltd. 289,309
83,300 Hong Kong Exchanges & Clearing,
Ltd. 2,457,104
108,000 Sun Hung Kai Properties, Ltd. 935,120
23,000 Swire Pacific, Ltd. 198,416
157,500 Techtronic Industries Company,
Ltd. 2,017,054
Total 7,389,249
Ireland (0.7%)
44,498 CRH plc 3,784,857
Total 3,784,857
Israel (0.8%)
89,832 Bank Leumi Le-Israel BM 774,126
18,685 Check Point Software Technologies,
Ltd.
b
3,427,764
672 Nova, Ltd.
b
135,026
17,745 Plus500, Ltd. 535,170
Total 4,872,086
Italy (3.3%)
11,513 ACEA SPA 199,745
29,949 Azimut Holding SPA 750,398
189,960 Banca Mediolanum SPA 2,242,728
141,608 Banca Monte dei Paschi di Siena
SPA 772,736
93,843 BPER Banca SPA 549,079
545 Buzzi SPA 21,366
725,346 Enel SPA 5,178,378
2,555 Eni SPA 40,879
661,204 Intesa Sanpaolo SPA 2,685,042
330,840 Italgas SPA
c
1,769,059
50,676 Pirelli & C. SPA
a
317,247
93,068 Recordati SPA 5,066,927
Total 19,593,584
Japan (20.6%)
37,500 Advantest Corporation 1,659,802
4,000 Ain Holdings, Inc. 153,785
13,600 Arcs Company, Ltd. 247,097
86,500 Astellas Pharma, Inc. 1,003,223
7,300 Canon, Inc. 228,502
13,800 COMSYS Holdings Corporation 297,089
29,000 Daiichi Sankyo Company, Ltd. 1,181,103
4,200 Daikin Industries, Ltd. 609,028
1,000 Daito Trust Construction Company,
Ltd. 120,260
48,200 Daiwa House Industry Company,
Ltd. 1,364,946
226,100 Daiwa Securities Group, Inc. 1,866,705
3,700 DISCO Corporation 1,237,268
424,600 Eneos Holdings, Inc. 2,224,709
1,100 Fast Retailing Company, Ltd. 303,214
4,100 Fuji Soft, Inc. 196,432
73,300 FUJIFILM Holdings NPV 1,742,776
20,100 Heiwa Corporation 288,364
92,500 Hitachi, Ltd. 1,998,618
278,100 Honda Motor Company, Ltd. 2,971,381
25,100 Hoya Corporation 3,145,050
27,600 Hulic Company, Ltd. 269,407
46,600 Inaba Denki Sangyo Company, Ltd. 1,221,789
Shares Common Stock (99.0%) Value
Japan (20.6%) - continued
19,000 ITOCHU Corporation $ 974,386
334,400 Japan Post Holdings Company,
Ltd. 3,541,452
9,500 Kajima Corporation 183,573
153,300 KDDI Corporation 4,612,799
4,600 Keyence Corporation 2,011,398
35,300 Komatsu, Ltd. 1,003,493
193,400 Kyocera Corporation 2,435,867
46,500 Kyoei Steel, Ltd. 618,886
8,300 Lasertec Corporation 1,472,696
14,300 MEITEC Group Holdings, Inc. 322,895
73,200 Mitsubishi Chemical Group
Corporation 432,337
126,800 Mitsubishi Corporation 2,618,680
143,000 Mitsubishi HC Capital, Inc. 1,028,802
32,800 Mitsubishi Heavy Industries, Ltd. 393,144
335,900 Mitsubishi UFJ Financial Group,
Inc. 3,879,764
42,200 Mitsui & Company, Ltd. 979,204
166,700 Mizuho Financial Group, Inc. 3,810,786
78,000 MS and AD Insurance Group
Holdings, Inc. 1,838,815
66,100 Murata Manufacturing Company,
Ltd. 1,470,591
5,500 NEC Corporation 476,051
45,000 Nintendo Company, Ltd. 2,486,628
3,749,800 Nippon Telegraph and Telephone
Corporation 3,996,212
3,600 Nishimatsu Construction Company,
Ltd. 117,337
20,100 Nitto Kogyo Corporation 457,000
138,500 Nomura Holdings, Inc. 853,937
13,600 Nomura Real Estate Holdings, Inc. 380,184
10,300 Nomura Research Institute, Ltd. 317,979
7,800 NSD Company, Ltd. 160,567
22,300 NTT Data Group Corporation 347,309
10,800 Ono Pharmaceutical Company, Ltd. 159,325
36,100 Oriental Land Company, Ltd. 1,033,526
54,200 ORIX Corporation 1,311,079
7,600 Otsuka Corporation 168,475
11,300 Otsuka Holdings Company, Ltd. 575,942
9,200 Rakus Company, Ltd. 128,896
36,700 Recruit Holdings Company, Ltd. 2,104,499
110,500 Renesas Electronics Corporation 1,903,238
57,900 Rohm Company, Ltd. 789,423
3,700 Rorze Corporation 601,756
2,700 Sankyu, Inc. 92,226
11,300 SCREEN Holdings Company, Ltd. 957,560
36,700 Secom Company, Ltd. 2,343,396
15,800 Sekisui Chemical Company, Ltd. 238,390
132,800 Sekisui House, Ltd.
c
3,327,483
49,800 Seven & I Holdings Company, Ltd. 596,343
1,400 SHIFT, Inc.
b
107,544
68,100 Shin-Etsu Chemical Company, Ltd. 3,025,730
200 SMC Corporation 97,313
16,700 SoftBank Group Corporation 1,020,577
6,100 Sojitz Corporation 144,284
48,600 Sompo Holdings, Inc. 1,108,173
56,700 Sony Group Corporation 5,036,017
59,700 Sumitomo Corporation 1,483,398
24,700 Sumitomo Mitsui Financial Group,
Inc. 1,783,659
48,600 Sumitomo Mitsui Trust Holdings,
Inc. 1,228,455
16,200 Taiyo Holdings Company, Ltd. 387,163
4,200 Takara Standard Company, Ltd. 48,465

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Japan (20.6%) - continued
153,600 Takeda Pharmaceutical Company,
Ltd. $ 4,312,211
27,100 Terumo Corporation 485,859
36,900 Toagosei Company, Ltd. 395,305
4,800 Toho Holdings Company, Ltd. 139,577
23,100 Tokio Marine Holdings, Inc. 906,286
20,700 Tokyo Electron, Ltd. 4,331,423
102,500 TOPPAN Holdings, Inc. 2,899,331
12,300 Toyota Industries Corporation 1,034,062
289,900 Toyota Motor Corporation 5,569,199
19,300 Tsubakimoto Chain Company 834,635
60,600 TV Asahi Holdings Corporation 844,554
24,500 Yamada Holdings Company, Ltd. 74,334
9,600 Yuasa Trading Company, Ltd. 358,155
Total 121,540,586
Jersey (0.9%)
63,439 Experian plc 2,993,041
267,403 Glencore plc 1,483,772
233,144 Man Group plc 734,001
Total 5,210,814
Netherlands (5.5%)
3,989 ASM International NV 2,744,520
15,344 ASML Holding NV 14,287,908
3,383 EXOR NV 346,800
7,148 Ferrari NV 2,941,925
152,316 Koninklijke Ahold Delhaize NV 4,906,896
10,906 Koninklijke Vopak NV 487,205
201,456 MFE-MediaForEurope NV 686,312
168,513 Stellantis NV 2,808,116
18,497 Wolters Kluwer NV 3,096,574
Total 32,306,256
New Zealand (0.1%)
50,557 Contact Energy, Ltd. 255,756
1,704 Xero, Ltd.
b
155,264
Total 411,020
Norway (0.6%)
164,912 DNB Bank ASA 3,407,091
9,419 Yara International ASA 268,313
Total 3,675,404
Singapore (1.4%)
534,500 CapitaLand Integrated Commercial
Trust 834,909
361,800 ComfortDelGro Corporation, Ltd. 379,571
248,420 DBS Group Holdings, Ltd. 6,807,561
Total 8,022,041
Spain (2.7%)
89,219 Acerinox SA 937,470
6,388 Aena SME SA
a
1,213,713
28,068 Amadeus IT Holding SA 1,848,585
484,293 Banco Bilbao Vizcaya Argentaria
SA 5,075,985
657,375 Banco Santander SA 3,171,279
46,249 Compania de Distribucion Integral
Logista Holdings SA 1,369,628
32,000 Industria de Diseno Textil SA 1,554,846
4,582 Laboratorios Farmaceuticos ROVI
SA 440,854
13,275 Redeia Corporacion SA 235,696
Shares Common Stock (99.0%) Value
Spain (2.7%) - continued
925 Vidrala SA $ 96,267
Total 15,944,323
Sweden (4.0%)
4,926 AAK AB 141,756
38,288 AB Industrivarden, Class A 1,313,438
7,822 Alfa Laval AB 345,858
184,520 Assa Abloy AB 5,619,429
255,651 Atlas Copco AB, Class A 4,549,989
20,067 Atlas Copco AB, Class B 313,967
15,081 Evolution Gaming Group AB
a
1,460,885
115,525 Granges AB 1,410,317
46,894 Hexpol AB 524,460
128,608 Investor AB, Class B 3,651,198
158,281 SSAB AB, Class A 816,603
106,358 Svenska Handelsbanken AB 1,073,564
7,065 Svolder AB 41,994
25,963 Swedbank AB 552,076
41,468 Trelleborg AB 1,541,058
Total 23,356,592
Switzerland (10.9%)
166,466 ABB, Ltd. 9,239,967
1,016 Givaudan SA 4,984,553
87,289 Holcim AG 8,157,193
37 Lindt & Spruengli AG 463,743
37,538 Nestle SA 3,802,324
152,082 Novartis AG 16,976,586
11,756 PSP Swiss Property AG 1,570,967
17,413 Roche Holding AG, Participation
Certificates 5,637,626
599 Siegfried Holding AG 698,166
13,949 Sonova Holding AG 4,275,871
164,177 UBS Group AG 4,974,674
6,655 Zurich Insurance Group AG 3,658,721
Total 64,440,391
United Kingdom (12.9%)
81,639 AstraZeneca plc 12,970,013
599,629 Auto Trader Group plc
a
6,281,008
12,012 Berkeley Group Holdings plc 784,169
35,278 British Land Company plc 186,983
37,854 Coca-Cola European Partners plc 2,792,489
258,984 Compass Group plc 7,975,388
41,754 Evraz plc
b,d
5
58,333 Halma plc 1,996,648
270,722 HSBC Holdings plc 2,461,965
68,842 Imperial Brands plc 1,897,406
32,684 InterContinental Hotels Group plc 3,292,760
59,098 MONY Group plc 180,405
38,281 Next plc 4,474,257
9,477 Paragon Banking Group plc 97,928
156,113 RELX plc 7,368,118
45,660 Rio Tinto plc 2,969,393
455,150 Shell plc 16,596,476
353,292 Tesco plc 1,506,599
35,866 Unilever plc 2,204,127
29,037 Zigup plc 158,505
Total 76,194,642
Total Common Stock
(cost $487,908,809) 583,560,324

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
4,935,770 Thrivent Cash Management Trust $ 4,935,770
Total Collateral Held for
Securities Loaned
(cost $4,935,770) 4,935,770
Shares Preferred Stock ( <0.1% )
Germany (0.1%)
1,857 Bayerische Motoren Werke AG 159,204
6,542 Henkel AG & Company KGaA 559,615
Total 718,819
Total Preferred Stock
(cost $696,175) 718,819
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
200,000 5.243%,  8/14/2024
e,f
199,591
400,000 5.225%,  9/17/2024
e,f
397,203
100,000 5.105%,  11/22/2024
e,f
98,407
Thrivent Core Short-Term Reserve
Fund
117,167 5.600% 1,171,667
Total Short-Term Investments
(cost $1,866,957) 1,866,868
Total Investments (cost
$495,407,711) 100.3% $591,081,781
Other Assets and Liabilities,
Net (0.3%) (1,704,686)
Total Net Assets 100.0% $589,377,095
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $10,015,283 or 1.7% of
total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of July 31, 2024:
Securities Lending Transactions
Common Stock $ 4,763,757
Total lending $4,763,757
Gross amount payable upon return of
collateral for securities loaned $4,935,770
Net amounts due to counterparty $172,013
Definitions:
plc - Public Limited Company

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,053,077 – 22,053,077 –
Consumer Discretionary 62,667,399 – 62,667,399 –
Consumer Staples 36,034,927 2,792,489 33,242,438 –
Energy 31,530,917 – 31,530,917 –
Financials 126,526,803 – 126,526,803 –
Health Care 74,991,041 – 74,991,041 –
Industrials 102,744,728 – 102,744,728 –
Information Technology 57,527,530 3,427,764 54,099,766 –
Materials 45,981,709 1,040,751 44,940,953 5
Real Estate 6,647,314 – 6,647,314 –
Utilities 16,854,879 – 16,854,879 –
Preferred Stock
Consumer Discretionary 159,204 – 159,204 –
Consumer Staples 559,615 – 559,615 –
Short-Term Investments 695,201 – 695,201 –
Subtotal Investments in Securities $584,974,344 $7,261,004 $577,713,335 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,171,667
Collateral Held for Securities Loaned 4,935,770
Subtotal Other Investments $6,107,437
Total Investments at Value $591,081,781
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of July 31, 2024, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 313,445 313,445 – –
Total Asset Derivatives $313,445 $313,445 $– $–
The following table presents International Equity Fund's futures contracts held as of July 31, 2024. Investments and/or cash totaling $695,201 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 151 September 2024 $ 17,728,790 $ 313,445
Total Futures Long Contracts $ 17,728,790 $ 313,445
Total Futures Contracts $ 17,728,790 $313,445

International Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $616 $55,661 $55,105 $1,172 117 0.2%
Total Affiliated Short-Term Investments 616 1,172 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,528 60,227 59,819 4,936 4,936 0.9
Total Collateral Held for Securities Loaned 4,528 4,936 0.9
Total Value $5,144 $6,108
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $77
Total Income/Non Cash Income from Affiliated Investments $77
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Communications Services (5.5%)
301 Alphabet, Inc., Class C $ 52,118
3,151 AT&T, Inc. 60,657
3,754 Comcast Corporation 154,928
2,195 Electronic Arts, Inc. 331,313
1,511 T-Mobile US, Inc. 275,425
11,002 Verizon Communications, Inc. 445,801
Total 1,320,242
Consumer Discretionary (4.1%)
43 AutoZone, Inc.
a
134,749
158 Home Depot, Inc. 58,169
1,531 McDonald's Corporation 406,327
256 O'Reilly Automotive, Inc.
a
288,343
130 Ulta Beauty, Inc.
a
47,436
403 Yum! Brands, Inc. 53,531
Total 988,555
Consumer Staples (10.4%)
2,491 Altria Group, Inc. 122,084
637 Church & Dwight Company, Inc. 62,432
2,202 Coca-Cola Company 146,961
2,335 Colgate-Palmolive Company 231,609
1,085 General Mills, Inc. 72,847
1,049 Hershey Company 207,156
1,086 Kellanova 63,151
2,818 Keurig Dr Pepper, Inc. 96,601
1,236 Kimberly-Clark Corporation 166,922
1,930 Kraft Heinz Company 67,955
1,238 Kroger Company 67,471
3,471 Mondelez International, Inc. 237,243
1,361 PepsiCo, Inc. 235,004
531 Philip Morris International, Inc. 61,150
1,935 Procter & Gamble Company 311,071
1,182 Tyson Foods, Inc. 71,984
4,247 Walmart, Inc. 291,514
Total 2,513,155
Energy (2.4%)
721 Cheniere Energy, Inc. 131,684
362 Chevron Corporation 58,090
365 Diamondback Energy, Inc. 73,843
651 Exxon Mobil Corporation 77,202
353 Marathon Petroleum Corporation 62,488
931 Occidental Petroleum Corporation 56,623
1,209 Schlumberger NV 58,383
1,334 Williams Companies, Inc. 57,282
Total 575,595
Financials (16.7%)
846 Arch Capital Group, Ltd.
a
81,030
1,536 Arthur J. Gallagher & Company 435,440
874 Berkshire Hathaway, Inc.
a
383,249
1,262 Brown & Brown, Inc. 125,481
1,721 Cboe Global Markets, Inc. 315,821
1,742 Chubb, Ltd. 480,200
964 Cincinnati Financial Corporation 125,918
1,171 CME Group, Inc. 226,834
91 First Citizens BancShares, Inc./NC 189,980
1,075 Fiserv, Inc.
a
175,838
1,410 Hartford Financial Services Group,
Inc. 156,397
744 Intercontinental Exchange, Inc. 112,760
847 Loews Corporation 67,718
1,812 Marsh & McLennan Companies,
Inc. 403,297
Shares Common Stock (99.5%) Value
Financials (16.7%) - continued
597 Mastercard, Inc. $ 276,835
1,172 Progressive Corporation 250,949
619 Travelers Companies, Inc. 133,976
335 Visa, Inc. 88,999
Total 4,030,722
Health Care (17.4%)
1,290 Abbott Laboratories 136,663
1,447 AbbVie, Inc. 268,158
894 Amgen, Inc. 297,228
236 Becton, Dickinson and Company 56,890
732 Boston Scientific Corporation
a
54,080
4,809 Bristol-Myers Squibb Company 228,716
285 Cencora, Inc. 67,796
1,046 CVS Health Corporation 63,105
137 Elevance Health, Inc. 72,888
471 Eli Lilly & Company 378,811
3,512 Exelixis, Inc.
a
82,357
3,230 Gilead Sciences, Inc. 245,674
330 Humana, Inc. 119,331
1,060 Incyte Corporation
a
68,974
2,241 Johnson & Johnson 353,742
382 McKesson Corporation 235,702
1,787 Medtronic plc 143,532
3,526 Merck & Company, Inc. 398,896
3,607 Pfizer, Inc. 110,158
96 Regeneron Pharmaceuticals, Inc.
a
103,602
91 Thermo Fisher Scientific, Inc. 55,814
496 UnitedHealth Group, Inc. 285,775
628 Vertex Pharmaceuticals, Inc.
a
311,312
185 Waters Corporation
a
62,212
Total 4,201,416
Industrials (11.3%)
540 Automatic Data Processing, Inc. 141,815
2,113 Copart, Inc.
a
110,573
3,140 CSX Corporation 110,214
419 Cummins, Inc. 122,264
420 Expeditors International of
Washington, Inc. 52,424
404 Ferguson Enterprises, Inc. 89,951
659 Graco, Inc. 56,048
1,369 Howmet Aerospace, Inc. 131,013
329 IDEX Corporation 68,590
558 Lockheed Martin Corporation 302,391
844 MSC Industrial Direct Company,
Inc. 75,074
493 Northrop Grumman Corporation 238,770
930 Paychex, Inc. 119,059
1,428 Pentair plc 125,478
1,363 Republic Services, Inc. 264,858
742 Uber Technologies, Inc.
a
47,837
533 Veralto Corporation 56,796
1,478 Waste Connections, Inc. 262,744
1,766 Waste Management, Inc. 357,898
Total 2,733,797
Information Technology (24.2%)
553 Accenture plc 182,833
233 Adobe, Inc.
a
128,534
766 Akamai Technologies, Inc.
a
75,283
3,733 Amphenol Corporation 239,883
1,630 Apple, Inc. 361,990
180 Arista Networks, Inc.
a
62,379
2,580 Broadcom, Inc. 414,554

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Information Technology (24.2%) - continued
350 Cadence Design Systems, Inc.
a
$ 93,681
282 CDW Corporation 61,507
9,003 Cisco Systems, Inc. 436,195
1,027 Cognizant Technology Solutions
Corporation 77,723
954 CommVault Systems, Inc.
a
145,819
138 CrowdStrike Holdings, Inc.
a
32,011
414 Dell Technologies, Inc. 47,064
2,617 Gen Digital, Inc. 68,016
604 GoDaddy, Inc.
a
87,852
1,382 International Business Machines
Corporation 265,537
1,647 Juniper Networks, Inc. 62,075
619 Keysight Technologies, Inc.
a
86,394
1,067 Microsoft Corporation 446,379
1,238 Motorola Solutions, Inc. 493,863
424 NVIDIA Corporation 49,616
1,284 Oracle Corporation 179,054
341 PTC, Inc.
a
60,647
244 QUALCOMM, Inc. 44,152
803 Roper Industries, Inc. 437,434
511 Salesforce, Inc. 132,247
76 ServiceNow, Inc.
a
61,894
873 TE Connectivity, Ltd. 134,730
175 Teledyne Technologies, Inc.
a
73,826
2,227 Texas Instruments, Inc. 453,885
1,535 VeriSign, Inc.
a
287,060
264 Workday, Inc.
a
59,960
Total 5,844,077
Materials (0.8%)
383 AptarGroup, Inc. 56,293
1,185 Corteva, Inc. 66,478
1,453 Newmont Corporation 71,299
Total 194,070
Utilities (6.7%)
2,241 Alliant Energy Corporation 124,734
1,940 American Electric Power
Company, Inc. 190,353
431 American Water Works Company,
Inc. 61,357
1,684 Consolidated Edison, Inc. 164,224
2,191 Duke Energy Corporation 239,411
1,782 Evergy, Inc. 103,356
3,442 NiSource, Inc. 107,562
1,764 OGE Energy Corporation 68,390
2,293 Portland General Electric
Company 108,642
2,410 Southern Company 201,283
576 WEC Energy Group, Inc. 49,571
3,403 Xcel Energy, Inc. 198,327
Total 1,617,210
Total Common Stock
(cost $18,075,674) 24,018,839
Shares Short-Term Investments ( 0.5% ) Value
Thrivent Core Short-Term Reserve
Fund
11,696 5.600% $ 116,960
Total Short-Term Investments
(cost $116,960) 116,960
Total Investments (cost
$18,192,634) 100.0% $24,135,799
Other Assets and Liabilities, Net
<0.1% 2,316
Total Net Assets 100.0% $24,138,115
a Non-income producing security.
Definitions:
plc - Public Limited Company

Low Volatility Equity Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,320,242 1,320,242 – –
Consumer Discretionary 988,555 988,555 – –
Consumer Staples 2,513,155 2,513,155 – –
Energy 575,595 575,595 – –
Financials 4,030,722 4,030,722 – –
Health Care 4,201,416 4,201,416 – –
Industrials 2,733,797 2,733,797 – –
Information Technology 5,844,077 5,844,077 – –
Materials 194,070 194,070 – –
Utilities 1,617,210 1,617,210 – –
Subtotal Investments in Securities $24,018,839 $24,018,839 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 116,960
Subtotal Other Investments $116,960
Total Investments at Value $24,135,799
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $1,111 $5,970 $6,964 $117 12 0.5%
Total Affiliated Short-Term Investments 1,111 117 0.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,181 447 5,628 – – –
Total Collateral Held for Securities Loaned 5,181 – –
Total Value $6,292 $117
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $28
Total Income/Non Cash Income from Affiliated Investments $28
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (2.7%)
565,444 Imax Corporation
a
$ 11,930,868
298,355 Warner Brothers Discovery, Inc.
a
2,580,771
Total 14,511,639
Consumer Discretionary (10.0%)
159,510 Cheesecake Factory, Inc. 6,203,344
44,794 D.R. Horton, Inc. 8,059,784
74,763 Lear Corporation 9,124,077
94,213 PUMA SE 4,675,148
50,196 Signet Jewelers, Ltd. 4,222,990
118,470 Six Flags Entertainment
Corporation 5,642,726
103,010 Tapestry, Inc. 4,129,671
73,243 Wyndham Hotels & Resorts, Inc. 5,545,960
202,956 Yum China Holding, Inc. 6,137,389
Total 53,741,089
Consumer Staples (5.4%)
43,578 Dollar Tree, Inc.
a
4,546,928
44,103 J & J Snack Foods Corporation 7,440,176
51,148 J.M. Smucker Company 6,032,907
51,086 Lamb Weston Holdings, Inc. 3,066,182
103,230 Sysco Corporation 7,912,579
Total 28,998,772
Energy (7.4%)
90,095 Chesapeake Energy Corporation 6,876,951
314,397 Coterra Energy, Inc. 8,111,443
172,766 Devon Energy Corporation 8,125,185
228,765 Enterprise Products Partners, LP 6,602,158
69,347 Helmerich & Payne, Inc. 2,803,006
14,901 Marathon Petroleum Corporation 2,637,775
95,036 Noble Corporation plc 4,487,600
Total 39,644,118
Financials (18.3%)
52,939 Allstate Corporation 9,058,922
43,545 Capital One Financial Corporation 6,592,713
218,589 Carlyle Group, Inc. 10,872,617
126,901 Charles Schwab Corporation 8,272,676
84,658 Comerica, Inc. 4,640,105
144,094 Equitable Holdings, Inc. 6,283,939
45,996 M&T Bank Corporation 7,919,131
105,018 Selective Insurance Group, Inc. 9,485,226
133,053 Texas Capital Bancshares, Inc.
a
8,794,803
274,412 U.S. Bancorp 12,315,611
71,649 Voya Financial, Inc. 5,211,032
76,487 Wintrust Financial Corporation 8,275,893
Total 97,722,668
Health Care (9.4%)
326,205 Avantor, Inc.
a
8,725,984
203,583 Baxter International, Inc. 7,292,343
27,683 Humana, Inc. 10,010,450
52,067 Johnson & Johnson 8,218,776
31,474 Labcorp Holdings, Inc. 6,780,758
52,317 Sanofi SA ADR 2,710,544
29,437 Universal Health Services, Inc. 6,292,453
Total 50,031,308
Industrials (16.6%)
56,154 AGCO Corporation 5,302,061
149,372 Barnes Group, Inc. 6,025,666
Shares Common Stock (97.7%) Value
Industrials (16.6%) - continued
35,536 Booz Allen Hamilton Holding
Corporation $ 5,092,664
11,698 Carlisle Companies, Inc. 4,896,549
204,142 Flowserve Corporation 10,319,378
17,733 General Dynamics Corporation 5,297,024
159,150 Hexcel Corporation 10,537,322
37,315 JB Hunt Transport Services, Inc. 6,461,092
122,146 MSC Industrial Direct Company,
Inc. 10,864,887
121,003 Robert Half, Inc. 7,767,183
144,727 United Airlines Holdings, Inc.
a
6,573,500
241,066 Werner Enterprises, Inc. 9,447,377
Total 88,584,703
Information Technology (7.7%)
87,595 Coherent Corporation
a
6,103,619
45,148 CommVault Systems, Inc.
a
6,900,872
50,440 Jabil, Inc. 5,683,075
274,209 Knowles Corporation
a
5,009,798
73,448 MKS Instruments, Inc. 9,247,103
24,009 PTC, Inc.
a
4,270,001
62,579 Western Digital Corporation
a
4,195,922
Total 41,410,390
Materials (7.9%)
124,229 Alcoa Corporation 4,104,526
130,974 Axalta Coating Systems, Ltd.
a
4,669,223
76,497 Berry Plastics Group, Inc. 5,027,383
60,099 Celanese Corporation 8,482,974
95,338 CF Industries Holdings, Inc. 7,282,870
32,665 Nucor Corporation 5,322,435
80,831 West Fraser Timber Company, Ltd. 7,168,901
Total 42,058,312
Real Estate (6.5%)
25,956 AvalonBay Communities, Inc. 5,318,903
41,673 CBRE Group, Inc.
a
4,696,964
70,066 Crown Castle, Inc. 7,712,865
610,724 Healthcare Realty Trust, Inc. 10,803,708
40,487 Simon Property Group, Inc. 6,212,325
Total 34,744,765
Utilities (5.8%)
124,713 Alliant Energy Corporation 6,941,526
24,982 Constellation Energy Corporation 4,741,584
57,868 DTE Energy Company 6,974,830
293,325 NiSource, Inc. 9,166,406
42,164 Vistra Energy Corporation 3,340,232
Total 31,164,578
Total Common Stock
(cost $459,969,632) 522,612,342
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
1,165,515 5.600% 11,655,150
Total Short-Term Investments
(cost $11,655,150) 11,655,150
Total Investments (cost
$471,624,782) 99.9% $534,267,492
Other Assets and Liabilities, Net
0.1% 704,762
Total Net Assets 100.0% $534,972,254

Mid Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 14,511,639 14,511,639 – –
Consumer Discretionary 53,741,089 49,065,941 4,675,148 –
Consumer Staples 28,998,772 28,998,772 – –
Energy 39,644,118 39,644,118 – –
Financials 97,722,668 97,722,668 – –
Health Care 50,031,308 50,031,308 – –
Industrials 88,584,703 88,584,703 – –
Information Technology 41,410,390 41,410,390 – –
Materials 42,058,312 42,058,312 – –
Real Estate 34,744,765 34,744,765 – –
Utilities 31,164,578 31,164,578 – –
Subtotal Investments in Securities $522,612,342 $517,937,194 $4,675,148 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,655,150
Subtotal Other Investments $11,655,150
Total Investments at Value $534,267,492
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $9,131 $64,077 $61,553 $11,655 1,166 2.2%
Total Affiliated Short-Term Investments 9,131 11,655 2.2
Total Value $9,131 $11,655
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $398
Total Income/Non Cash Income from Affiliated Investments $398
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Basic Materials ( 3.8% )
a
Value
BASF SE
$ 25,000,000 5.470% ,8/16/2024
b
$ 24,940,555
25,000,000 5.450% ,9/26/2024
b
24,786,685
25,000,000 5.450% ,9/27/2024
b
24,782,930
25,000,000 5.420% ,9/30/2024
b
24,771,688
Glencore Funding, LLC
25,000,000 5.570% ,9/4/2024
b,c
24,862,228
Nutrien, Ltd.
15,000,000 5.540% ,8/2/2024
b
14,995,448
25,000,000 5.510% ,9/12/2024
b
24,835,127
PPG Industries, Inc.
16,750,000 5.400% ,8/2/2024 16,744,954
9,128,000 5.450% ,8/9/2024 9,115,597
Sherwin-Williams Company
8,343,000 4.050% ,8/8/2024 8,339,908
Total 198,175,120
Principal
Amount Capital Goods ( 2.1% )
a
Value
Avery Dennison Corporation
11,425,000 0.850% ,8/15/2024 11,401,698
Caterpillar Financial Services
Corporation
8,963,000
5.634% (SOFRRATE +
0.270%),9/13/2024
d
8,963,813
25,000,000
5.815% (SOFRRATE +
0.450%),11/14/2024
d
25,021,315
20,000,000
5.813% (SOFRRATE +
0.450%),1/6/2025
d
20,020,572
John Deere Capital Corporation
17,083,000
5.563% (SOFRRATE +
0.200%),10/11/2024
d
17,085,887
Parker-Hannifin Corporation
25,000,000 5.500% ,9/10/2024
b
24,843,896
Total 107,337,181
Principal
Amount Communications Services ( 0.5% )
a
Value
AT&T, Inc.
25,000,000 5.500% ,9/6/2024
b
24,860,856
Total 24,860,856
Principal
Amount Consumer Cyclical ( 14.2% )
a
Value
American Honda Finance
Corporation
25,000,000 5.500% ,8/7/2024
c
24,973,702
15,000,000 5.520% ,8/26/2024
c
14,940,660
10,000,000 5.560% ,9/11/2024
c
9,935,810
15,000,000 5.520% ,9/12/2024
c
14,901,434
25,000,000 5.510% ,10/10/2024
c
24,728,458
BMW US Capital, LLC
14,365,000
5.744% (SOFRINDX +
0.380%),8/12/2024
b,d
14,365,393
4,632,000
6.205% (SOFRINDX +
0.840%),4/1/2025
b,d
4,650,180
ERAC USA Finance, LLC
30,000,000 5.400% ,8/1/2024
b,c
29,995,482
Hyundai Capital America
25,000,000 5.520% ,8/9/2024
b,c
24,966,025
25,000,000 5.530% ,8/13/2024
b,c
24,950,817
25,000,000 5.480% ,8/22/2024
b,c
24,916,339
25,000,000 5.490% ,8/28/2024
b,c
24,893,172
25,000,000 5.470% ,9/13/2024
b,c
24,831,945
Principal
Amount Consumer Cyclical (14.2%)
a
Value
Marriott International, Inc./MD
$ 5,000,000 5.510% ,8/8/2024
b
$ 4,993,872
15,000,000 5.500% ,8/14/2024
b
14,967,634
12,250,000 5.500% ,8/21/2024
b
12,210,176
9,250,000 5.500% ,8/26/2024
b
9,213,040
13,650,000 5.490% ,8/30/2024
b
13,587,438
Mercedes-Benz Finance North
America, LLC
15,000,000 5.360% ,9/19/2024
b,c
14,888,542
13,900,000 5.500% ,11/27/2024
b
13,895,096
14,596,000
6.295% (SOFRRATE +
0.930%),3/30/2025
b,d
14,664,604
O'Reilly Automotive, Inc.
11,000,000 5.450% ,8/1/2024
b
10,998,343
PACCAR Financial Corporation
6,225,000 0.500% ,8/9/2024 6,217,989
Toyota Credit Canada, Inc.
25,000,000 5.310% ,9/12/2024
c
24,838,282
Toyota Credit de Puerto Rico
Corporation
10,000,000 5.330% ,8/14/2024 9,979,365
20,000,000 5.340% ,9/16/2024 19,861,028
25,000,000 5.300% ,9/17/2024 24,822,467
15,000,000 5.420% ,11/5/2024 14,783,431
10,000,000 5.330% ,12/5/2024 9,812,822
Toyota Finance Australia, Ltd.
30,000,000 5.400% ,11/7/2024
c
29,563,674
Toyota Motor Credit Corporation
20,000,000
5.850% (SOFRRATE +
0.520%),8/22/2024
d
20,004,237
6,909,000
5.654% (SOFRRATE +
0.290%),9/13/2024
d
6,909,843
Volkswagen Group of America
Finance, LLC
12,000,000 5.480% ,8/8/2024
b,c
11,985,013
25,000,000 5.500% ,8/16/2024
b,c
24,937,556
25,000,000 5.500% ,8/19/2024
b,c
24,925,847
25,000,000 5.500% ,8/23/2024
b,c
24,910,236
VW Credit, Inc.
11,400,000 5.500% ,8/14/2024
b,c
11,375,834
17,440,000 5.500% ,8/19/2024
b,c
17,389,682
22,000,000 5.550% ,8/22/2024
b,c
21,926,378
25,000,000 5.570% ,8/26/2024
b,c
24,900,911
25,000,000 5.570% ,8/28/2024
b,c
24,893,172
Total 726,505,929
Principal
Amount Consumer Non-Cyclical ( 4.7% )
a
Value
Archer-Daniels-Midland Company
25,000,000 5.360% ,8/13/2024
b
24,950,798
AstraZeneca plc
25,000,000 5.380% ,9/9/2024
b
24,847,778
25,000,000 5.370% ,10/7/2024
b
24,741,600
25,000,000 5.360% ,10/10/2024
b
24,730,348
BAT Capital Corporation
9,615,000 2.789% ,9/6/2024 9,585,849
City of Hope
20,000,000 5.410% ,10/3/2024
c
19,793,730
PepsiCo, Inc.
5,000,000
5.764% (SOFRINDX +
0.400%),11/12/2024
d
5,003,488
UnitedHealth Group, Inc.
25,000,000 5.400% ,8/23/2024
b
24,914,708
7,875,000 5.420% ,9/10/2024
b
7,827,107
25,000,000 5.420% ,9/12/2024
b
24,840,542

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (4.7%)
a
Value
$ 20,000,000 5.340% ,9/26/2024
b
$ 19,830,647
11,000,000 5.400% ,9/27/2024
b
10,905,210
20,000,000 5.340% ,9/30/2024
b
19,818,728
Total 241,790,533
Principal
Amount Energy ( 4.6% )
a
Value
BP Capital Markets plc
25,000,000 5.380% ,8/8/2024
b,c
24,970,056
Exxon Mobil Corporation
4,030,000 2.019% ,8/16/2024 4,023,915
TotalEnergies Capital SA
15,000,000 5.360% ,9/11/2024
b,c
14,906,550
25,000,000 5.390% ,9/26/2024
b,c
24,788,625
27,725,000 5.387% ,9/30/2024
b,c
27,474,182
TransCanada PipeLines, Ltd.
15,000,000 5.520% ,8/5/2024
b
14,988,694
10,000,000 5.510% ,8/6/2024
b
9,990,952
46,250,000 5.480% ,8/7/2024
b
46,201,168
25,000,000 5.480% ,8/9/2024
b
24,966,025
18,500,000 5.510% ,8/27/2024
b
18,423,812
11,200,000 5.520% ,9/13/2024
b
11,124,711
11,000,000 5.520% ,9/24/2024
b
10,907,569
5,000,000 1.000% ,10/12/2024 4,950,884
Total 237,717,143
Principal
Amount Financials ( 47.2% )
a
Value
ANZ New Zealand International,
Ltd./London
16,005,000
5.965% (SOFRRATE +
0.600%),2/18/2025
b,d
16,026,890
Bank of America NA
9,510,000 5.920% ,8/9/2024 9,510,622
Bank of Montreal
5,246,000 4.250% ,9/14/2024 5,235,617
Bank of New York Mellon
Corporation
6,665,000 2.100% ,10/24/2024 6,613,144
4,000,000
5.980% (SOFRRATE +
0.620%),4/25/2025
d
4,009,438
Bank of New Zealand
5,475,000 2.000% ,2/21/2025
b
5,373,004
Barclays Bank plc
25,000,000 5.360% ,11/22/2024
b,c
24,578,897
1,000,000 5.350% ,1/16/2025
b,c
975,453
Barton Capital SA
25,000,000 5.315% ,8/1/2024
b,c
24,996,297
25,000,000 5.400% ,10/23/2024
b,c
24,689,200
BB&T Corporation
19,012,000 2.500% ,8/1/2024 19,012,000
BNP Paribas SA/New York, NY
15,000,000 5.410% ,12/18/2024 15,003,022
BPCE SA
25,000,000 5.029% ,1/15/2025
b
24,933,469
Cabot Trail Funding, LLC
10,000,000 5.340% ,8/8/2024
b
9,988,144
9,000,000 5.380% ,9/9/2024
b
8,945,867
6,000,000 5.310% ,9/16/2024
b
5,957,588
25,000,000 5.360% ,11/26/2024
b
24,570,229
Caisse des Depots et
Consignations
21,150,000 5.320% ,10/9/2024
b
20,931,626
Principal
Amount Financials (47.2%)
a
Value
Chariot Funding, LLC
$ 25,000,000 5.380% ,8/22/2024
b
$ 24,918,121
35,781,000 5.383% ,8/27/2024
b
35,636,999
10,000,000 5.350% ,10/21/2024
b
9,878,230
25,000,000
5.650% (SOFRRATE +
0.320%),11/1/2024
b,d
25,001,645
Charta, LLC
25,000,000 5.350% ,12/13/2024
b,c
24,510,156
Ciesco, LLC
25,000,000 5.370% ,11/18/2024
b,c
24,596,412
25,000,000 5.350% ,11/27/2024
b,c
24,565,126
Citibank NA
25,000,000
5.930% (SOFRRATE +
0.600%),10/28/2024
d
25,025,792
25,000,000
5.710% (SOFRRATE +
0.380%),1/10/2025
d
25,021,246
23,383,000
6.170% (SOFRRATE +
0.805%),9/29/2025
d
23,480,180
Citigroup Global Markets, Inc.
10,000,000 5.250% ,9/23/2024
b
9,919,210
Cooperatieve Rabobank UA/NY
20,070,000 3.875% ,8/22/2024 20,048,753
8,000,000 1.375% ,1/10/2025 7,858,132
15,420,000
5.743% (SOFRINDX +
0.380%),1/10/2025
d
15,433,001
CRC Funding, LLC
25,000,000 5.350% ,12/13/2024
b,c
24,510,156
Credit Agricole SA/London
5,750,000 3.250% ,10/4/2024
b
5,724,607
Dealers Capital Access Trust, LLC
15,000,000 5.370% ,8/12/2024 14,973,200
15,000,000 5.380% ,9/9/2024 14,910,667
13,800,000 5.380% ,9/30/2024 13,674,689
Erste Abwicklungsanstalt
25,000,000 5.335% ,8/5/2024
b
24,981,547
12,000,000 5.320% ,9/24/2024
b
11,900,328
Fairway Finance Company, LLC
20,000,000 5.330% ,8/26/2024
b,c
19,922,350
25,000,000 5.300% ,9/20/2024
b,c
24,809,494
20,000,000 5.370% ,10/21/2024
b,c
19,756,369
FMS Wertmanagement
15,000,000 5.335% ,8/1/2024
b
14,997,811
Goldman Sachs Group, Inc.
13,797,000
5.870% (SOFRRATE +
0.505%),9/10/2024
d
13,797,510
10,014,000
5.846% (SOFRRATE +
0.486%),10/21/2024
d
10,016,743
GTA Funding, LLC
15,000,000 5.330% ,8/20/2024
b
14,955,361
23,711,000 5.350% ,11/19/2024
b
23,323,888
ING US Funding, LLC
25,000,000 5.300% ,9/11/2024
b,c
24,843,783
JP Morgan Securities, LLC
25,000,000
5.720% (SOFRRATE +
0.390%),4/10/2025
b,d
25,011,369
Jupiter Securitization Company,
LLC
25,000,000 5.360% ,10/21/2024
b,c
24,696,030
25,000,000 5.360% ,10/22/2024
b,c
24,692,381
25,000,000
5.630% (SOFRRATE +
0.300%),11/27/2024
b,c,d
25,000,996
25,000,000
5.650% (SOFRRATE +
0.320%),3/5/2025
b,c,d
25,001,933
Liberty Street Funding, LLC
25,000,000 5.310% ,9/18/2024
b,c
24,817,577

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (47.2%)
a
Value
$ 25,000,000 5.320% ,9/30/2024
b,c
$ 24,773,396
Lloyds Bank plc
10,000,000 5.280% ,8/22/2024 9,967,428
25,000,000 5.320% ,12/13/2024 24,513,203
LMA-Americas, LLC
25,250,000 5.420% ,11/4/2024
b,c
24,892,056
Macquarie Bank, Ltd.
22,250,000 5.310% ,9/16/2024
b
22,093,641
25,000,000 5.390% ,12/6/2024
b
24,528,444
MetLife Short Term Funding, LLC
20,000,000 5.320% ,10/28/2024
b
19,743,251
Metropolitan Life Global Funding I
10,000,000 0.700% ,9/27/2024
b
9,922,893
19,705,000
5.665% (SOFRRATE +
0.300%),9/27/2024
b,d
19,709,516
Mid-America Apartments, LP
25,000,000 5.490% ,8/19/2024
b
24,927,936
Mizuho Markets Cayman, LP
25,000,000
5.561% (SOFRRATE +
0.210%),11/22/2024
b,d
25,000,807
25,000,000
5.802% (SOFRRATE +
0.450%),8/12/2025
d
25,011,999
Morgan Stanley Bank NA
8,173,000
6.141% (SOFRRATE +
0.780%),7/16/2025
d
8,207,245
National Australia Bank, Ltd.
11,195,000
5.743% (SOFRRATE +
0.380%),1/12/2025
b,d
11,202,669
National Bank of Canada
16,975,000 0.750% ,8/6/2024 16,963,175
Nederlandse Waterschapsbank NV
25,000,000 5.340% ,10/3/2024
b
24,765,570
New York Life Global Funding
5,500,000 0.600% ,8/27/2024
b
5,480,174
12,073,000 0.900% ,10/29/2024
b
11,939,072
New York Life Short Term Funding,
LLC
15,000,000 5.370% ,9/19/2024
b
14,888,958
15,000,000 5.340% ,10/23/2024
b
14,814,290
Nordea Bank Abp/New York NY
25,000,000
5.530% (SOFRRATE +
0.200%),2/7/2025
d
25,002,388
Norfina, Ltd.
25,000,000 5.340% ,8/12/2024
b
24,955,333
5,210,000 5.360% ,10/10/2024
b
5,155,178
16,500,000 5.400% ,11/6/2024
b
16,262,379
15,000,000 5.370% ,1/8/2025
b
14,656,064
25,000,000 5.340% ,1/13/2025
b
24,410,700
Old Line Funding, LLC
25,000,000 5.360% ,11/15/2024
b,c
24,607,840
Pacific Life Global Funding II
10,150,000
6.224% (SOFRINDX +
0.860%),6/16/2025
b,d
10,196,728
Pacific Life Short Term Funding,
LLC
2,379,000 5.350% ,9/20/2024
b
2,360,993
2,300,000 5.350% ,10/25/2024
b
2,270,803
PNC Bank NA
6,900,000 2.500% ,8/27/2024 6,883,819
25,000,000 2.950% ,2/23/2025 24,649,419
Pricoa Global Funding I
5,462,000 2.400% ,9/23/2024
b
5,436,310
Principal
Amount Financials (47.2%)
a
Value
Pricoa Short Term Funding, LLC
$ 25,000,000
5.930% (SOFRRATE +
0.600%),10/7/2024
b,d
$ 25,020,954
25,000,000
5.730% (SOFRRATE +
0.400%),5/5/2025
b,d
25,011,102
Protective Life Global Funding
6,300,000
6.414% (SOFRRATE +
1.050%),12/11/2024
b,d
6,318,379
Pure Grove Funding
25,000,000 5.300% ,8/14/2024
b,c
24,947,998
Realty Income Corporation
54,690,000 5.450% ,8/1/2024 54,681,764
Royal Bank of Canada
11,970,000
5.703% (SOFRINDX +
0.340%),10/7/2024
d
11,972,735
12,602,000 2.250% ,11/1/2024 12,498,681
21,553,000
6.202% (SOFRINDX +
0.840%),4/14/2025
d
21,635,221
Royal Bank of Canada/New York,
NY
20,000,000
5.890% (SOFRRATE +
0.560%),11/1/2024
b,d
20,022,516
Salisbury Receivables Company,
LLC
25,000,000 5.265% ,12/3/2024
b,c
24,547,526
25,000,000 5.350% ,12/5/2024
b,c
24,540,728
Simon Property Group, LP
5,033,000 2.000% ,9/13/2024 5,010,984
Skandinaviska Enskilda Banken AB
25,000,000 5.255% ,9/12/2024
b
24,843,012
25,000,000 5.300% ,9/20/2024
b
24,813,546
21,872,000 5.300% ,10/8/2024
b
21,651,012
25,000,000
5.580% (SOFRRATE +
0.250%),3/26/2025
b,d
24,996,210
Sumitomo Mitsui Bank, Ltd./ New
York
25,000,000
5.500% (SOFRRATE +
0.170%),8/7/2024
d
25,000,341
8,985,000 5.460% ,9/12/2024 8,985,414
Sumitomo Mitsui Trust Bank, Ltd.
14,935,000
5.804% (SOFRRATE +
0.440%),9/16/2024
b,d
14,938,883
Svenska Handelsbanken/New York,
NY
20,000,000
5.550% (SOFRRATE +
0.220%),10/28/2024
d
20,007,259
Swedbank AB
25,000,000 5.360% ,10/9/2024
b
24,744,063
15,000,000 5.360% ,10/15/2024
b
14,833,427
Thunder Bay Funding, LLC
25,000,000 5.340% ,11/25/2024
b,c
24,572,706
25,000,000
5.570% (SOFRRATE +
0.240%),2/7/2025
b,c,d
25,000,000
Toronto-Dominion Bank
27,055,000 0.700% ,9/10/2024 26,908,442
20,837,000
5.715% (SOFRRATE +
0.350%),9/10/2024
d
20,839,813
28,870,000 4.285% ,9/13/2024 28,822,038
25,000,000
5.710% (SOFRRATE +
0.380%),1/7/2025
b,d
25,019,600
Toronto-Dominion Bank/NY
10,000,000
5.730% (FEDL 1M +
0.400%),8/22/2025
d
9,999,813
U.S. Bank NA/Cincinnati, OH
5,000,000 2.800% ,1/27/2025 4,936,736

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (47.2%)
a
Value
UBS AG/London
$ 24,057,000
5.814% (SOFRRATE +
0.450%),8/9/2024
b,d
$ 24,057,938
UBS AG/Stamford, CT
20,268,000 3.625% ,9/9/2024 20,222,513
25,202,000 7.950% ,1/9/2025 25,464,391
23,378,000 3.700% ,2/21/2025 23,154,861
UDR, Inc.
25,000,000 5.480% ,8/6/2024
b,c
24,977,381
25,000,000 5.480% ,8/13/2024
b,c
24,950,817
Victory Receivables Corporation
25,000,000 5.370% ,10/25/2024
b,c
24,681,442
25,000,000 5.285% ,11/1/2024
b,c
24,656,094
Wells Fargo & Company
5,000,000 3.300% ,9/9/2024 4,985,924
Wells Fargo Bank NA
10,000,000
5.930% (SOFRRATE +
0.600%),9/12/2024
d
10,006,027
15,000,000
5.960% (SOFRRATE +
0.630%),9/16/2024
d
15,010,626
10,000,000
5.890% (SOFRRATE +
0.560%),10/25/2024
d
10,011,110
15,000,000
5.930% (SOFRRATE +
0.600%),11/7/2024
d
15,019,899
Westpac Banking Corporation
21,790,000
5.665% (SOFRRATE +
0.300%),11/18/2024
d
21,793,269
Total 2,419,869,171
Principal
Amount Foreign ( 1.9% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 5.340% ,9/3/2024
b
24,874,861
20,000,000 5.310% ,9/12/2024
b
19,873,389
1,875,000 5.340% ,10/15/2024
b
1,853,897
25,000,000 5.320% ,12/13/2024
b
24,510,390
25,000,000 5.310% ,12/20/2024
b
24,486,039
Total 95,598,576
Principal
Amount Technology ( 1.9% )
a
Value
Cisco Systems, Inc.
24,000,000 5.310% ,10/25/2024
b
23,697,051
8,896,000 5.310% ,10/30/2024
b
8,777,316
25,000,000 5.320% ,10/31/2024
b
24,662,939
Intel Corporation
15,000,000 5.410% ,8/1/2024
b
14,997,741
25,000,000 5.420% ,8/2/2024
b
24,992,468
Total 97,127,515
Principal
Amount Transportation ( 2.0% )
a
Value
Canadian National Railway
Company
1,590,000 5.410% ,8/9/2024
b,c
1,587,854
25,000,000 5.450% ,8/13/2024
b,c
24,951,250
17,315,000 5.410% ,8/19/2024
b,c
17,265,652
18,000,000 5.440% ,8/20/2024
b,c
17,946,000
19,275,000 5.447% ,8/29/2024
b,c
19,191,292
16,850,000 5.440% ,8/30/2024
b,c
16,774,315
Ryder System, Inc.
7,000,000 5.490% ,8/5/2024 6,994,724
Total 104,711,087
Principal
Amount
U.S. Government & Agencies
( 6.6% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 45,000,000
5.530% (SOFRRATE +
0.200%),8/7/2025
d
$ 45,070,795
Federal Farm Credit Bank
11,000,000
5.480% (SOFRRATE +
0.150%),1/3/2025
d
11,008,020
15,000,000
5.430% (FEDL 1M +
0.100%),1/24/2025
d
15,006,225
50,000,000
5.480% (FEDL 1M +
0.150%),2/3/2025
d
50,034,977
5,000,000
5.490% (SOFRRATE +
0.160%),4/10/2025
d
5,001,531
5,000,000
5.490% (SOFRRATE +
0.160%),5/15/2025
d
5,002,377
15,000,000
5.370% (SOFRRATE +
0.040%),7/29/2025
d
15,008,674
20,000,000
5.420% (SOFRRATE +
0.090%),8/26/2025
d
20,008,557
10,000,000
5.410% (SOFRRATE +
0.080%),3/4/2026
d
10,002,302
10,000,000
5.415% (FEDL 1M +
0.085%),5/7/2026
d
9,994,788
10,000,000
5.450% (SOFRRATE +
0.120%),7/10/2026
d
9,999,906
Federal Home Loan Bank
20,000,000
5.385% (SOFRRATE +
0.055%),5/15/2025
d
20,003,035
15,000,000
5.410% (SOFRRATE +
0.080%),6/3/2025
d
15,005,390
25,000,000
5.420% (SOFRRATE +
0.090%),8/15/2025
d
25,011,650
20,000,000
5.530% (SOFRRATE +
0.200%),1/7/2026
d
20,013,354
10,000,000
5.430% (SOFRRATE +
0.100%),4/6/2026
d
9,999,737
5,000,000
5.445% (SOFRRATE +
0.115%),7/16/2026
d
4,999,856
Federal Home Loan Mortgage
Corporation
10,000,000
5.420% (SOFRRATE +
0.090%),1/26/2026
d
10,001,402
Federal National Mortgage
Association
6,000,000
5.450% (SOFRRATE +
0.120%),7/29/2026
d
5,999,950
U.S. International Development
Finance Corporation
9,829,059
5.480% (T-BILL 3M +
FLAT),8/7/2024
d
9,829,059
10,149,572
5.480% (T-BILL 3M +
FLAT),8/7/2024
d
10,149,572
6,193,800
5.490% (T-BILL 3M +
FLAT),8/7/2024
d
6,193,800
7,101,539
5.500% (T-BILL 3M +
FLAT),8/7/2024
d
7,101,539
Total 340,446,496
Principal
Amount U.S. Municipals ( 1.7% )
a
Value
Idaho Housing & Finance
Association
12,850,000 5.510% ,9/4/2024
c
12,850,703
15,000,000 5.480% ,10/1/2024
c
15,003,288
24,000,000 5.500% ,10/8/2024
c
24,000,341

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount U.S. Municipals (1.7%)
a
Value
Long Island Power Auth.
$ 5,000,000 5.500% ,9/19/2024
c
$ 5,000,849
South Carolina Public Service Auth.
Rev.
25,000,000 5.500% ,8/7/2024
c
25,000,285
7,500,000 5.450% ,10/15/2024
c
7,499,925
Total 89,355,391
Principal
Amount Utilities ( 9.3% )
a
Value
Ameren Corporation
9,100,000 5.500% ,8/14/2024 9,080,709
American Electric Power Company,
Inc.
20,000,000 5.480% ,8/23/2024
b
19,929,991
Commonwealth Edison Company
6,000,000 3.100% ,11/1/2024 6,000,000
Consolidated Edison Company of
New York, Inc.
20,000,000 5.420% ,8/23/2024
b
19,930,047
25,000,000 5.500% ,8/26/2024
b
24,901,112
25,000,000 5.510% ,8/27/2024
b
24,897,294
25,000,000 5.500% ,9/16/2024
b
24,821,052
25,000,000 5.510% ,9/17/2024
b
24,817,200
DTE Electric Company
21,475,000 5.420% ,8/14/2024 21,429,652
Duke Energy Corporation
24,000,000 5.410% ,8/5/2024
b
23,981,909
24,000,000 5.460% ,8/8/2024
b
23,971,024
25,000,000 5.460% ,9/10/2024
b
24,843,403
25,000,000 5.450% ,9/23/2024
b
24,793,750
Florida Power & Light Company
10,000,000 5.340% ,8/29/2024 9,956,339
National Rural Utilities Cooperative
Finance Corporation
4,745,000
5.691% (SOFRRATE +
0.330%),10/18/2024
d
4,746,584
NextEra Energy Capital Holdings,
Inc.
25,000,000 5.570% ,8/16/2024
b,c
24,939,365
11,000,000 5.540% ,9/12/2024
b,c
10,927,736
5,750,000 5.510% ,9/20/2024
b,c
5,705,198
24,260,000 5.540% ,9/25/2024
b,c
24,052,442
NiSource, Inc.
25,000,000 5.440% ,8/7/2024
b
24,973,604
Public Service Electric and Gas
Company
5,023,000 3.050% ,11/15/2024 4,982,192
Southern Company
25,000,000 5.480% ,8/20/2024
b
24,924,030
25,000,000 5.490% ,8/30/2024
b
24,885,417
Southern Company Gas Capital
Corporation
25,000,000 5.490% ,8/12/2024
b,c
24,954,239
Union Electric Company
18,400,000 5.500% ,8/22/2024 18,338,273
Total 476,782,562
Total Investments (cost
$5,160,079,427) 100.5% $5,160,277,560
Other Assets and Liabilities,
Net (0.5)% (27,749,478)
Total Net Assets 100.0% $5,132,528,082
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 31, 2024, the value of these investments was $3,450,832,095 or
67.2% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
July 31, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
Auth. - Authority
plc - Public Limited Company
Rev. - Revenue
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month

Short-Term Reserve Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 198,175,120 – 198,175,120 –
Capital Goods 107,337,181 – 107,337,181 –
Communications Services 24,860,856 – 24,860,856 –
Consumer Cyclical 726,505,929 – 726,505,929 –
Consumer Non-Cyclical 241,790,533 – 241,790,533 –
Energy 237,717,143 – 237,717,143 –
Financials 2,419,869,171 – 2,419,869,171 –
Foreign 95,598,576 – 95,598,576 –
Technology 97,127,515 – 97,127,515 –
Transportation 104,711,087 – 104,711,087 –
U.S. Government & Agencies 340,446,496 – 340,446,496 –
U.S. Municipals 89,355,391 – 89,355,391 –
Utilities 476,782,562 – 476,782,562 –
Total Investments at Value $5,160,277,560 $– $5,160,277,560 $–

Small Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Consumer Discretionary (13.6%)
46,305 Asbury Automotive Group, Inc.
a
$ 12,466,232
275,812 Cheesecake Factory, Inc. 10,726,329
49,303 Grand Canyon Education, Inc.
a
7,688,803
65,577 Lear Corporation 8,003,017
65,222 Meritage Homes Corporation 13,231,587
56,828 PVH Corporation 5,795,888
106,978 Signet Jewelers, Ltd. 9,000,059
249,887 Six Flags Entertainment
Corporation 11,902,118
32,881 Wyndham Hotels & Resorts, Inc. 2,489,749
Total 81,303,782
Consumer Staples (4.2%)
21,469 Casey's General Stores, Inc. 8,326,537
145,505 Pilgrim's Pride Corporation
a
5,999,171
487,440 Primo Water Corporation 10,689,559
Total 25,015,267
Energy (6.4%)
70,869 Gulfport Energy Corporation
a
10,432,625
407,776 Magnolia Oil & Gas Corporation 11,107,818
374,269 NOV, Inc. 7,792,281
305,510 TechnipFMC plc 9,012,545
Total 38,345,269
Financials (25.2%)
211,982 Ally Financial, Inc. 9,541,310
184,251 Banner Corporation 10,911,344
239,841 Cadence Bank 7,883,574
183,398 Essent Group, Ltd. 11,524,730
52,830 Evercore, Inc. 13,228,104
750,568 F.N.B. Corporation 11,513,713
606,642 First Commonwealth Financial
Corporation 10,968,087
272,823 Heartland Financial USA, Inc. 14,874,310
45,603 Houlihan Lokey, Inc. 6,851,851
542,083 Old National Bancorp 10,852,502
58,278 RLI Corporation 8,776,084
149,666 Voya Financial, Inc. 10,885,208
162,261 Western Alliance Bancorp 13,055,520
93,916 Wintrust Financial Corporation 10,161,711
Total 151,028,048
Health Care (3.7%)
229,550 Enovis Corporation
a
10,935,762
153,849 Globus Medical, Inc.
a
11,070,974
Total 22,006,736
Industrials (19.3%)
128,049 AAR Corporation
a
8,271,965
233,528 Air Lease Corporation 11,587,659
191,416 Barnes Group, Inc. 7,721,721
782,303 Dun & Bradstreet Holdings, Inc. 8,511,457
210,387 Fluor Corporation
a
10,119,615
588,933 Gates Industrial Corporation plc
a
10,948,265
48,304 Herc Holdings, Inc. 7,527,695
152,540 Korn Ferry 11,245,249
571,233 Masterbrand, Inc.
a
10,310,756
40,931 Moog, Inc. 8,026,569
496,277 Schneider National, Inc. 13,354,814
89,808 Timken Company 7,808,806
Total 115,434,571
Shares Common Stock (96.8%) Value
Information Technology (9.1%)
127,470 Bel Fuse, Inc. $ 9,467,197
106,066 Celestica, Inc. 5,562,101
173,899 Ciena Corporation
a
9,171,433
87,729 MKS Instruments, Inc. 11,045,081
77,182 Plexus Corporation
a
9,892,417
480,090 TTM Technologies, Inc.
a
9,304,144
Total 54,442,373
Materials (6.4%)
190,575 Greif, Inc. 12,707,541
147,887 Ingevity Corporation
a
6,786,534
285,815 Summit Materials, Inc.
a
11,941,351
424,414 Tronox Holdings plc 6,858,530
Total 38,293,956
Real Estate (5.8%)
97,810 Agree Realty Corporation 6,745,956
1,085,377 Cushman and Wakefield plc
a
14,229,292
303,824 Independence Realty Trust, Inc. 5,666,318
348,028 Plymouth Industrial REIT, Inc. 8,324,830
Total 34,966,396
Utilities (3.1%)
159,983 Black Hills Corporation 9,446,996
143,644 Spire, Inc. 9,565,254
Total 19,012,250
Total Common Stock
(cost $458,554,034) 579,848,648
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
1,888,115 5.600% 18,881,154
Total Short-Term Investments
(cost $18,881,154) 18,881,154
Total Investments (cost
$477,435,188) 100.0% $598,729,802
Other Assets and Liabilities, Net
<0.1% 127,501
Total Net Assets 100.0% $598,857,303
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of July 31, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 31, 2024, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 81,303,782 81,303,782 – –
Consumer Staples 25,015,267 25,015,267 – –
Energy 38,345,269 38,345,269 – –
Financials 151,028,048 151,028,048 – –
Health Care 22,006,736 22,006,736 – –
Industrials 115,434,571 115,434,571 – –
Information Technology 54,442,373 54,442,373 – –
Materials 38,293,956 38,293,956 – –
Real Estate 34,966,396 34,966,396 – –
Utilities 19,012,250 19,012,250 – –
Subtotal Investments in Securities $579,848,648 $579,848,648 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 18,881,154
Subtotal Other Investments $18,881,154
Total Investments at Value $598,729,802
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
7/31/2024
Shares Held at
7/31/2024
% of Net
Assets
7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $13,034 $95,871 $90,024 $18,881 1,888 3.2%
Total Affiliated Short-Term Investments 13,034 18,881 3.2
Total Value $13,034 $18,881
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 7/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.600% $– $– $– $637
Total Income/Non Cash Income from Affiliated Investments $637
Total $– $– $–

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount
to maturity. Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in

Notes to Schedule of Investments
as of July 31, 2024
(unaudited)

the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 31, 2024, Core Emerging
Markets Equity, Core International Equity, and Core Low Volatility
Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.